File No.  33-39564


SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549



FORM N-1A



REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No.   20

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

SMITH BARNEY WORLD FUNDS, INC.
(Formerly, Smith Barney Worldwide Funds, Inc.)
(Exact name of Registrant as Specified
 in the Articles of Incorporation)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)

           (212) 816-6474
(Registrant's Telephone Number, Including Area Code)

Christina T. Sydor
388 Greenwich Street, New York, New York  10013 (22nd floor)
(Name and Address of Agent For Service)

Continuous
(Approximate Date of Public Offering)

It is proposed that this filing will become effective
(check appropriate box)

   X     Immediately upon filing pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a) (1)
_____ 75 days after filing pursuant to paragraph (a) (2)
         On February 27, 1998 pursuant to paragraph (b)
_____ On (date) pursuant to paragraph (a) (1)
_____ On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

CROSS REFERENCE SHEET
(as required by Rule 495(a))
Part A of
Form N-1A				Location in Part A

1.  Cover Page				cover page

2.  Synopsis				"Prospectus Summary"

3.  Condensed Financial
Information				"Financial Highlights"

4.  General Description
of Registrant				"Additional Information"
					cover page
					"Investment Objective
					and Management Policies"

5.  Management of the Fund		"Management of the Fund
					"Purchase of Shares"
					"Prospectus Summary"

6.  Capital Stock and
Other Securities				"Additional Information"
					cover page
                                         		"Dividends, Distributions
	    				and Taxes"

7.  Purchase of Securities
Being Offered				"Purchase of Shares"
					"Prospectus Summary"
					"Management of the Fund"
					"Valuation of Shares"
					"Exchange Privilege"

8.  Redemption or
Repurchase				"Redemption of Shares"
					"Minimum Account Size"

9.  Pending Legal
Proceedings				not applicable




Part B of				Statement of Additional
Form N-1A				Information Caption

10.  Cover Page				cover page

11.  Table of Contents			"Table of Contents"

12.  General Information
and History				not applicable

13.  Investment Objectives
and Policies				cover page
					"Investment Policies"
					"Investment Restrictions"

14.  Management of the Fund		"Directors and Officers"

15.  Control Persons and Principal
	Holders of Securities		See Prospectus - "Additional
					Information"

16.  Investment Advisory and
Other Services				See Prospectus - "Management
					of the Fund"
					"Directors and Officers"
					"Independent Auditors"
					"Custodian"

17.  Brokerage Allocation and Other
       Practices				See Prospectus - "Management
					of the Fund"
					"Investment Management
					Agreement and other Services"

18.  Capital Stock and
Other Securities				See Prospectus - "Additional
					Information"
					"Voting Rights"

19.  Purchase, Redemption
and Pricing of Securities Being
Offered					See Prospectus - "Exchange
					Privilege"
					See Prospectus - "Purchase of
					Shares"
					"Determination of Net Asset
					Value"
					See Prospectus - "Valuation
					of Shares"
					See Prospectus - "Redemption
					of Shares"
					"Financial Statements"

20.  Tax Status				See Prospectus - "Dividends,
					Distributions and Taxes"
					"Additional Tax Information"

21.  Underwriters			See Prospectus - "Management
					of the Fund"
					See Prospectus - "Purchase of
					Shares"
					"Investment Management
				 	Agreement and Other Services"

22.  Calculation of Performance
Data					See Prospectus - "Performance"
					"Performance Information"

23.  Financial Statements		"Financial Statements"

PART A

P R O S P E C T U S


                                                  SMITH BARNEY WORLD FUNDS, INC.
                                                      Emerging Markets Portfolio

                                                          FEBRUARY 27, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE
LOGO    Smith Barney Mutual Funds
        INVESTING FOR YOUR FUTURE.
        EVERY DAY.

PROSPECTUS
                                                         FEBRUARY 27, 1998
Smith Barney World Funds, Inc.
Emerging Markets Portfolio
388 Greenwich Street
New York, New York 10013

(800) 451-2010

  The Emerging Markets Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Portfolio seeks long term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country issuers.

  An investment in the Portfolio involves certain risks, particularly in rela-tion to the Portfolio's investing in emerging countries, such as restrictions on foreign investment and repatriation of capital, share price volatility, lim-ited trading liquidity and small market capitalization of the securities mar-kets, currency devaluations and fluctuations in currency exchange rates, high inflation, government regulation, government involvement in the economy and political uncertainty, which are not typically associated with investments in the United States. IN ADDITION, THE PORTFOLIO MAY INVEST UP TO 10% OF ITS ASSETS IN HIGH YIELD, HIGH RISK CORPORATE DEBT SECURITIES AND SOVEREIGN DEBT OBLIGATIONS, WHICH ARE CONSIDERED SPECULATIVE AND SUBJECT TO CERTAIN RISKS. See "Investment Objective and Management Policies." See the Appendix for a further discussion of the risks associated with an investment in the Portfolio.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   13
-------------------------------------------------
RISK FACTORS                                   14
-------------------------------------------------
VALUATION OF SHARES                            19
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             20
-------------------------------------------------
PURCHASE OF SHARES                             22
-------------------------------------------------
EXCHANGE PRIVILEGE                             31
-------------------------------------------------
REDEMPTION OF SHARES                           34
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           37
-------------------------------------------------
PERFORMANCE                                    37
-------------------------------------------------
MANAGEMENT OF THE FUND                         37
-------------------------------------------------
DISTRIBUTOR                                    39
-------------------------------------------------
ADDITIONAL INFORMATION                         40
-------------------------------------------------
APPENDIX                                      A-1
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY
  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment com-pany whose investment objective is to seek long-term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country issuers. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and cir-cumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfo-lio's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by add-ing the purchase to the net asset value of all Class A shares offered with a
sales charge held in funds spon     -
sored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eli-gible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Tax-es" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE PORTFOLIO Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business seg-ments: Investment Services, including Asset Management, Consumer Finance Serv-ices, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day may be quoted daily in the financial section of many newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfo-lio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfo-lio invests. The Portfolio will invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies." See the Appendix for a further discussion of the risks associated with an investment in the Portfolio.

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operat-ing expenses for its most recent fiscal year:

  EMERGING MARKETS PORTFOLIO                   CLASS A CLASS B CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None     None   None
    Maximum CDSC (as a percentage of original
      cost
      or redemption proceeds, whichever is
      lower)                                    None*   5.00%   1.00%   None
  ANNUAL PORTFOLIO OPERATING EXPENSES**
    (as a percentage of average net assets)
    Management fees                             1.00%   1.00%    1.00%  1.00%
    12b-1 fees***                               0.25    1.00     1.00     --
    Other expenses                              0.86    0.88     0.86   0.86
------------------------------------------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES            2.11%   2.88%    2.86%  1.86%
------------------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

 ** For Class Y shares, "Other expenses" have been estimated because no Class
    Y shares were outstanding for the period ended October 31, 1997.
*** Upon conversion of Class B shares to Class A Shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Portfolio purchased through the Smith Barney
AssetOne SM Program will be subject to an annual asset-based fee, payable quar-terly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  EMERGING MARKETS PORTFOLIO                    1 YEAR 3 YEARS 5 YEARS 10 YEARS*
--------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Class A....................................  $70    $113    $158     $282
    Class B....................................   79     119     162      303
    Class C....................................   39      89     151      319
    Class Y....................................   19      58     101      218
  An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
    Class A....................................  $70    $113    $158     $282
    Class B....................................   29      89     152      303
    Class C....................................   29      89     151      319
    Class Y....................................   19      58     101      218
--------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. No information is presented for Class Y shares because there were no Class Y shares outstanding during the years pre-sented.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

EMERGING MARKETS PORTFOLIO
CLASS A SHARES                           1997(1)   1996    1995(2)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $12.08   $11.06  $12.00
---------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss(3)                    (0.05)   (0.02)  (0.05)#
 Net realized and unrealized gain (loss)    0.42     1.04   (0.89)
---------------------------------------------------------------------
Total Income (Loss) From Operations         0.37     1.02   (0.94)
---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                        --       --      --
---------------------------------------------------------------------
Total Distributions                           --       --      --
---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $12.45   $12.08  $11.06
---------------------------------------------------------------------
TOTAL RETURN(P)                             3.06%    9.22%  (7.83)%++
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $14,046  $10,691  $7,069
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                                2.11%    2.25%   1.45%+
 Net investment loss                       (0.34)   (0.19)  (0.63)+
---------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       99%      78%     17%
---------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(4)(5)         $0.00*   $0.00*  $0.00*
---------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from May 12, 1995 (inception date) to October 31, 1995.

(3) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

           PER SHARE INCREASE TO    EXPENSE RATIO
            NET INVESTMENT LOSS  WITHOUT FEE WAIVERS
                                   -----------------
                   1995                 1995
                  ------               ------
  Class A          $0.05                2.12%+

 In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.16% and 1.20%+, respectively.

(4) As of September 1995, the SEC instituted new guidelines, requiring the disclosure of average commissions per share.

(5) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
 #  Includes realized gains and losses on foreign currency transactions.

 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
(P) Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

EMERGING MARKETS PORTFOLIO
CLASS B SHARES                           1997(1)   1996    1995(2)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $11.95   $11.02  $12.00
---------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss(3)                    (0.14)   (0.10)  (0.09)#
 Net realized and unrealized gain (loss)    0.40     1.03   (0.89)
---------------------------------------------------------------------
Total Income (Loss) From Operations         0.26     0.93   (0.98)
---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                        --       --      --
---------------------------------------------------------------------
Total Distributions                           --       --      --
---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $12.21   $11.95  $11.02
---------------------------------------------------------------------
TOTAL RETURN(P)                             2.18%    8.44%  (8.17)%++
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $18,107  $13,062  $7,630
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                                2.88%    3.06%   2.00%+
 Net investment loss                       (1.00)   (0.94)  (1.17)+
---------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       99%      78%     17%
---------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(4)(5)         $0.00*   $0.00*  $0.00*
---------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from May 12, 1995 (inception date) to October 31, 1995.

(3) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

           PER SHARE INCREASE TO    EXPENSE RATIO
            NET INVESTMENT LOSS  WITHOUT FEE WAIVERS
                                   -----------------
                   1995                 1995
                  ------               ------
  Class B          $0.05                2.68%+

 In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.97% and 1.74%+, respectively.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(5) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
 #  Includes realized gains and losses on foreign currency transactions.

 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
(P) Total Returns do not reflect any applicable sales loads or contingent deferred sales charges.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

EMERGING MARKETS PORTFOLIO
CLASS C SHARES                           1997(1)   1996   1995(2)
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $11.95   $11.02  $12.00
--------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss(3)                   (0.15)   (0.10)  (0.08)#
 Net realized and unrealized gain (loss)   0.42     1.03   (0.90)
--------------------------------------------------------------------
Total Income (Loss) From Operations        0.27     0.93   (0.98)
--------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                       --       --      --
--------------------------------------------------------------------
Total Distributions                          --       --      --
--------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $12.22   $11.95  $11.02
--------------------------------------------------------------------
TOTAL RETURN(P)                            2.26%    8.44%  (8.17)%++
--------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $4,332   $2,448  $1,604
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                               2.86%    3.02%   1.95 %+
 Net investment loss                      (1.03)   (0.92)  (1.08)+
--------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      99%      78%     17 %
--------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(4)(5)        $0.00*   $0.00*  $0.00*
--------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from May 12, 1995 (inception date) to October 31, 1995.

(3) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratios would have been as follows:

           PER SHARE INCREASE TO    EXPENSE RATIO
            NET INVESTMENT LOSS  WITHOUT FEE WAIVERS
                                   -----------------
                   1995                 1995
                  ------               ------
  Class C          $0.05                2.61%+

 In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.92% and 1.70%+, respectively.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(5) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
 #  Includes realized gains and losses on foreign currency transactions.

 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
(P) Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
  The investment objective of the Portfolio is to provide long term capital appreciation on its assets through a portfolio invested primarily in securi-ties of emerging country issuers. The Portfolio's investment objective may be changed only with the approval of a majority of the Portfolio's outstanding shares. There can be no assurance that the investment objective of the Portfo-lio will be achieved.

  The Portfolio will seek to achieve its objective by investing substantially all its assets in equity securities of issuers in emerging market countries (consisting of dividend and non-dividend paying common stocks, preferred stocks, convertible securities and rights and warrants to such securities). The Portfolio may also invest in debt securities having a high potential for capital appreciation, especially in countries where direct equity investment is not permitted. Under normal conditions, at least 70% of the Portfolio's assets will be invested in equity securities.

  For purposes of its investment objective, the Portfolio considers as "emerg-ing" all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United Kingdom and the United States. The Portfolio is organized as a non-diversified series, but will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in issuers in not less than three different countries. Alloca-tion of the Portfolio's investments will depend upon the relative attractive-ness of the emerging markets and particular issuers. Concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographi-cally concentrated.

  In selecting securities for investment by the Portfolio, the Manager assesses the general attractiveness of specific countries based on an analysis of internal conditions, including political stability, market practices, eco-nomic growth prospects, general market valuations and potential changes in currency relationships. The Manager then performs an analysis, using many of these same factors, of each issuer being considered for investment.

  The Portfolio also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Portfolio will not seek to bene-fit from anticipated short-term fluctuations in currency exchange rates. The Portfolio may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Portfolio's investment criteria), notwithstanding that the Portfolio may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Portfo-lio.

  The Portfolio may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by interna-tional organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote eco-nomic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmen-tal members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Portfolio reserves the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investment in countries having smaller capital markets, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securi-ties ("Temporary Investments"). The Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securi-ties convertible into securities of foreign issuers. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to dis-close material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs. The Portfolio may invest in U.S. over-the-counter securities of issuers whose business interests are in emerging countries.

  Refer to the Appendix or the Statement of Additional Information for further information on the Portfolio's investments, including options and futures con-tracts, swap agreements, structured notes and indexed securities (sometimes referred to as "derivatives"); loans and other direct debt instruments, float-ing and variable rate income securities, zero coupon, discount and payment-in-kind securities, premium securities, Yankee bonds, borrowings, repurchase agreements, reverse repurchase agreements and securities loans, foreign repur-chase agreements, illiquid investments, restricted securities, and delayed-delivery transactions.

 RISK FACTORS

  General. Investors should realize that risk of loss is inherent in the own-ership of any securities and that the Portfolio's net asset value will fluctu-ate, reflecting fluctuations in the market value of its portfolio positions. The Portfolio normally will invest in a substantial number of issuers; howev-er, the Portfolio has registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a "non-diversified" fund so that it will be able to invest more than 5% of its assets in the securities of an issuer. Since, as a "non-diversified" fund, the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Portfolio may be subject to greater credit and liquidity risks with respect to its individual portfolio than a fund that is more broadly diversified. In addition, concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

  Securities of Non-U.S. Issuers. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. Since the Portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, repatriation, confiscatory tax-ation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements com-parable to or as uniform as those of U.S. companies. Non-U.S. securities mar-kets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. com-panies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Portfolio might have greater difficulty taking appropriate legal action in non-U.S. courts.

  Dividend and interest income from non-U.S. securities will generally be sub-ject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors.

  Securities of Emerging Market Countries. An emerging market country gener-ally is considered to be a country that is in the initial stages of its indus-trialization cycle. Investing in the equity and fixed-income markets of emerg-ing market countries involves exposure to economic structures that are gener-ally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

  Up to 10% of the Portfolio's assets may be invested in debt securities of emerging markets, which may be unrated or rated below investment grade. Secu-rities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds". Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

  One or more of the risks discussed above could affect adversely the economy of a developing market or the Portfolio's investments in such market. In East-ern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropri-ated a large amount of property. The claims of many property owners against those governments may remain unsettled. There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

  Restrictions On Foreign Investment. Some countries prohibit or impose sub-stantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Portfolio. As illustra-tions, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a spe-cific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

  A number of countries, such as South Korea, Taiwan and Thailand, have autho-rized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Portfolio may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Portfolio to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Portfolio acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

  In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts the Portfolio's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the Portfolio's investments in certain foreign banks and other financial institutions.

  Smaller capital markets, while often growing in trading volume, have substan-tially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities trans-actions, making it difficult to conduct such transactions. Further, satisfac-tory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Portfolio incurring additional costs and delays in transporting and custodying such secu-rities outside such countries. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  Hedging Strategies. The Portfolio may engage in various portfolio strategies to seek to hedge its portfolio against movements in the equity markets, inter-est rates and exchange rates between currencies by the use of options, futures and options on futures. Utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities, interest rates or currencies which are the subject of the hedge. Options and futures transactions in foreign markets are also subject to the risk factors associated with foreign investments generally, as discussed above. There can be no assurance that a liquid secondary market for options and futures contracts will exist at any specific time.

  Year 2000. The investment management services provided to the Portfolio by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Port-folio's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, The Manager has been advised by the Portfolio's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that The Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.

  See the Appendix for a further discussion of the risks associated with an investment in the Portfolio.

 PORTFOLIO TRANSACTIONS AND TURNOVER
  All orders for transaction in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Bar-ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or comparable period of time. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Under certain market conditions, the Portfolio may experience high portfolio turnover as a result of its investment strategies. For example, the exercise of a substantial number of options written by the Portfolio and the purchase or sale of securities by the Portfolio in anticipation of a rise or decline in interest rates could result in high portfolio turnover. Short-term gains real-ized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in correspond-ing increases in brokerage commissions for the Portfolio. The annual portfolio turnover rate for the Portfolio may vary significantly from year to year, but it is generally not expected to exceed 85%. The Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions con-sistent with its respective objectives and policies. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the Portfolio. See "Financial Highlights" for the Portfolio's annual turnover rate during each year since inception.

VALUATION OF SHARES

  The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair val-ue. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures con-tracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amor-tized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from the Portfolio's net assets. Any other investments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infre-quently (i.e., securities for which prices are not readily available), are val-ued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be con-verted into U.S. dollars at the prevailing market rate as determined by the investment adviser.

  Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determina-tion of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the Manager, under the supervision of the Fund's Board of Directors, determines that the particular event would materi-ally affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
  The Fund declares and pays income dividends at least annually on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

  The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Portfolio intends to continue to qualify as a regulated investment com-pany under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

  Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conven-tions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio dis-tributed to shareholders.

  If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consist of stock or securities of foreign corpora-tions, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Share-holders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income. The Portfo-lio's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sourc-es. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Portfolio.

  In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for investing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

  The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

  Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES


 GENERAL

  The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summa-ry--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Portfolio shares must be made through a brokerage account main-tained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker-dealers may charge their cus-tomers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section
401(a) of the Code, the mini     -
mum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment require-ment for all Classes is $25. For shareholders purchasing shares of the Portfo-lio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Intro-ducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder to provide systematic additions to the share-holder's Portfolio account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the share-holder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                             DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 - 49,999           4.00           4.17              3.60
    50,000 - 99,999           3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000 and over            *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS
  Purchase of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such per-sons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such com-pany with the Portfolio by merger, acquisition of assets or otherwise; (c) pur-chases of Class A shares by any client of a newly employed Smith Barney Finan-cial Consultant (for a period up to 90 days from the commencement of the Finan-cial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) pur-chases by shareholders who have redeemed Class A shares in the Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distri-butions from a 401(k) plan offered to employees of Travelers or its subsidiar-ies or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subse-quent investments will be subject to the applicable sales charge); (g) pur-chases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must pro-vide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modifica-tion or discontinuance at any time with respect to all shares purchased there-after.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares", and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fidu-ciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggre-gate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the dis-cretion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the same Portfolio within 13 months from the date of the Letter. If a total investment of

$15,000,000 is not made within the 13-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please con-tact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are: (a) Class B shares;
(b) Class C shares; and (c) Class A shares that were purchased without an ini-tial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distribu-tions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B Shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan"); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any invest-ment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemp-tion.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any ini-tial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regard-ing these Programs, investors should contact a Smith Barney Financial Consul-tant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the

Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alterna-tives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made.

 FUND NAME
 Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.

    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

    Smith Barney Municipal High Income Fund

 Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
-------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the Portfolio.

 ** Available for exchange with Class A and Class B shares of the Portfolio.
    In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Portfolio.
  + Available for exchange with Class B and Class C shares of the Portfolio.

 ++ Available for exchange with Class A and Class Y shares of the Portfolio.
    In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Portfolio.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be sub-ject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Port-folio who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discon-tinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper ten-der, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemp     -
tion proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as Custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney World Funds, Inc./Emerging Markets Portfolio
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guar-antor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the with-drawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consul-tant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alter-natively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Portfolio may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on his-torical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market condi-tions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS
  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agree-ments between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Port-folio are delegated to the Portfolio's Manager. The Statement of Additional Information contains background information regarding each Director and execu-tive officer of the Fund.

 MANAGER
  The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the Research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Portfolio, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the investment advisory serv-ices provided by the Manager, the Portfolio pays the Manager an investment advisory fee calculated at the rate of 1.00% of the Portfolio's average daily net assets, paid monthly. Although this fee is higher than that paid by most investment companies, the Portfolio's management has determined that it is comparable to the fee charged by other investment advisers of investment com-panies that have similar investment objectives and policies.

  For the Portfolio's fiscal year ended October 31, 1997, the management fee was 1.00% of the Portfolio's average net assets. Total operating expenses incurred by the Portfolio for this period were 2.11% for Class A shares; 2.88% for Class B shares and 2.86% for Class C shares.

  The management agreement further provides that all other expenses not spe-cifically assumed by the Manager under the management agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of per-forming portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, inter-est, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraor-dinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

  The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term
"Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT
  The Portfolio is managed by Donald Elefson. Mr. Elefson joined the Smith Barney international equity team in the spring of 1994 and is a Vice President of the Fund and of Smith Barney. Previously, he assisted in the management of the emerging markets mutual funds at Merrill Lynch Asset Management. Prior to Merrill Lynch, Mr. Elefson held a position in equity analysis and equity sales with Cazenove Inc. and BHF Securities in New York, and with Georg Hauck and Sohn in Frankfurt, Germany.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal period ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attrib-utable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a dis-tribution fee. The fees are used by Smith Barney to pay its Financial Consul-tants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C Shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriate-ness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issu-ance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C and Class Y shares of the Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the State-ment of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  The Chase Manhattan Bank, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Portfolio's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

APPENDIX
 CERTAIN INVESTMENT STRATEGIES

  In attempting to achieve its investment objective, the Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the Statement of Additional Information.

  Foreign Currencies. The value of the Portfolio's investments, and the value of dividends and interest earned by the Portfolio, may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on cur-rency exchange or governmental intervention in currency markets, which could adversely affect the Portfolio. Although the Manager may attempt to manage currency exchange rate risks, there is no assurance that the Manager will do so at an appropriate time or that the Manager will be able to predict exchange rates accurately. For example, if the Manager increases the Portfolio's expo-sure to a foreign currency, and that currency's value subsequently falls, the Manager's currency management may result in increased losses to the Portfolio. Similarly, if the Manager hedges the Portfolio's exposure to a foreign curren-cy, and that currency's value rises, the Portfolio will lose the opportunity to participate in the currency's appreciation.

  Options and Futures Contracts. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, includ-ing buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the over-all strategy. The Portfolio may invest in options and futures based on any type of security, index, or currency, including options and futures traded on foreign exchanges and options not traded on exchanges.

  Options and futures can be volatile investments, and involve certain risks. If the Manager applies a hedge at an inappropriate time or judges market con-ditions incorrectly, options and futures strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other invest-ments, or if it could not close out its positions because of an illiquid sec-ondary market.

  The Portfolio will not hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, the Portfolio will not buy futures or write puts whose underlying value exceeds 25% of its total assets, and will not buy calls with a value exceeding 5% of its total assets.

  Swap Agreements. As one way of managing its exposure to different types of investments, the Portfolio may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typ-ical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for pay-ments equal to a fixed rate times the same amount for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of a index or mort-gage prepayment rates.

  Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

  Indexed Securities. The Portfolio may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodi-ties, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity or inter-est rates rise or fall according to the change in one or more specified under-lying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appre-ciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instru-ment. Indexed securities may be more volatile than the underlying instrument itself. No more than 5% of the Portfolio's assets will be invested in inverse floaters.

  Sovereign Debt Obligations. The Portfolio may purchase sovereign debt instru-ments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conven-tional securities or other types of debt instruments such as loans or loan par-ticipations. Sovereign debt of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Govern-mental entities responsible for repayment of the debt may be unable or unwill-ing to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of princi-pal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in cases of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other finan-cial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Portfolio to supply additional cash to the bor-rower on demand.

  Floating and Variable Rate Income Securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auc-tion or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturi-ty.

  Zero Coupon, Discount and Payment-in-Kind Securities. The Portfolio may invest in "zero coupon" and other deep discount securities of governmental or private issuers. Zero coupon securities generally pay no cash interest (or div-idends in the case of preferred stock) to their holders prior to maturity. Pay-ment-in-kind securities allow the lender, at its option, to make current inter-est payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of com-parable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

  Premium Securities. The Portfolio may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Portfolio will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Portfolio a higher level of investment income distrib-utable to shareholders on a current basis than if the Portfolio purchased securities bearing current market rates of interest. If securities purchased by the Portfolio at a premium are called or sold prior to maturity, the Port-folio will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the Portfolio will recognize a capital loss if it holds such securities to maturity.

  Yankee Bonds. The Portfolio may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

  Borrowings. The Portfolio may borrow from banks up to 25% of the value of its assets for temporary or emergency purposes, such as to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes.

  Repurchase Agreements and Securities Loans. The Portfolio may enter into repurchase agreements on up to 25% of its assets and may lend for a fee port-folio securities amounting up to one-third of its total assets. These transac-tions must be fully collateralized at all times, and the Manager will monitor the value of the collateral, which will be marked to the market daily, to determine that the value is at least 100% of the agreed upon sum to be paid to the Portfolio. Repurchase agreements and lending of portfolio securities involve some credit risk to the Portfolio, if the other party defaults on its obligations, since the Portfolio could be delayed or prevented from recovering the collateral.

  Foreign Repurchase Agreements. In addition to repurchase agreements solely in U.S. markets, the Portfolio may enter into repurchase agreements with respect to foreign securities and repurchase agreements denominated in foreign currencies. Foreign repurchase agreements may be less well secured than repur-chase agreements in U.S. markets, and may involve greater risks of loss if the counterparty should default on its obligations. As a result, the creditworthi-ness of the other party is an especially important concern.

  Illiquid Investments. The Portfolio may invest up to 15% of its assets in illiquid investments. Under the supervision of the Board of Directors, the Manager determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-con-suming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price.

APPENDIX (CONCLUDED)

  Restricted Securities. The Portfolio may invest no more than 10% of its total assets in securities which cannot be sold to the public without regis-tration under the Securities Act of 1933 (restricted securities). Unless reg-istered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Restricted securi-ties (excluding securities issued pursuant to Rule 144A of the Securities Act of 1933) are considered to be illiquid and are subject to the 15% limitation on investments in illiquid securities.

  Delayed-Delivery Transactions. The Portfolio may buy and sell securities on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuation in the Portfolio's yield. Although the Portfolio has not established any limit on the percentage of its assets that may be committed in connection with such trans-actions, the Portfolio will maintain a segregated account with its custodian of cash, debt securities of any grade or equity securities, denominated in U.S. dollars or non-U.S. currencies having a value equal to or greater than the Portfolio's purchase commitments; provided such securities have been determined by the Manager to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Directors.

  Structured Notes. The Portfolio may purchase structured notes, which are over-the-counter debt instruments where the interest rate and/or principal are indexed to an unrelated indicator (e.g., short-term rates in Japan, the price of oil). Sometimes the two are inversely related (i.e., as the index goes up, the coupon rate goes down; inverse floaters are an example of this) and some-times they may fluctuate to a greater degree than the underlying index (e.g., the coupon may change twice as much as the change in the index rate).

  Structured notes are often issued by high-grade corporate issuers. There is often an underlying swap involved; the issuer will receive payments that match its obligations under the structured note (usually from an investment bank) and, in turn, makes more "traditional" payments to the investment bank (e.g., fixed rate or ordinary floating rate payments). It is important to note, how-ever, that in such cases the Portfolio would not be involved in the swap; the issuer of the note would remain obligated even if its counterparty defaulted.

                      [This page intentionally left blank]

                                                                    SMITH BARNEY
                                                --------------------------------
                                                 A Member of TravelersGroup LOGO










                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.
                                                      EMERGING MARKETS PORTFOLIO


                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                FD0875 2/98

P R O S P E C T U S


                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.
                                                                        European
                                                                       Portfolio

                                                          FEBRUARY 27, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE

[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS
                                                         FEBRUARY 27, 1998
Smith Barney World Funds, Inc.
European Portfolio
388 Greenwich Street
New York, New York 10013

(800) 451-2010

  The European Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Port-folio seeks long term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.

Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
VALUATION OF SHARES                            17
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             18
-------------------------------------------------
PURCHASE OF SHARES                             21
-------------------------------------------------
EXCHANGE PRIVILEGE                             30
-------------------------------------------------
REDEMPTION OF SHARES                           33
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           35
-------------------------------------------------
PERFORMANCE                                    35
-------------------------------------------------
MANAGEMENT OF THE FUND                         36
-------------------------------------------------
DISTRIBUTOR                                    38
-------------------------------------------------
ADDITIONAL INFORMATION                         39
-------------------------------------------------
APPENDIX                                      A-1
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

PROSPECTUS SUMMARY
The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment com-pany whose investment objective is to seek long-term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and cir-cumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfo-lio's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by add-ing the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privi-lege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eli-gible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment require
    -
ment for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment require-ments for purchases of Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quar-terly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE PORTFOLIO Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") serves as the Portfolio's invest-ment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Man-agement of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfo-lio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfo-lio invests. The Portfolio will invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operat-ing expenses for its most recent fiscal year:

  EUROPEAN PORTFOLIO                            CLASS A CLASS B CLASS C CLASS Y
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)           5.00%   None    None    None
   Maximum CDSC (as a percentage of original
   cost
   or redemption proceeds, whichever is lower)   None*   5.00%   1.00%   None
  ANNUAL PORTFOLIO OPERATING EXPENSES**
   (as a percentage of average net assets)
   Management fees                               0.85%   0.85%   0.85%   0.85%
   12b-1 fees***                                 0.25    1.00    1.00      --
   Other expenses                                0.70    0.67    0.69    0.70
-------------------------------------------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES             1.80%   2.52%   2.54%   1.55%
-------------------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

 ** For Class Y shares, "Other expenses" have been estimated because no Class
    Y shares were outstanding for the period ended October 31, 1997.
*** Upon conversion of Class B shares to Class A Shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a con-version feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permit-ted by the National Association of Securities Dealers, Inc.

  Class A shares of the Portfolio purchased through the Smith Barney AssetOneSM Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more informa-tion, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

 EUROPEAN PORTFOLIO                     1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------
 An investor would pay the following
 expenses on a $1,000 investment,
 assuming (1) 5.00% annual return and
 (2) redemption at the end of each
 time period:
  Class A                                $ 67   $104    $143     $251
  Class B                                  76    108     144      268
  Class C                                  36     79     135      288
  Class Y                                  16     49      84      185
 An investor would pay the following
 expenses on the same investment,
 assuming the same annual return and
 no redemption:
  Class A                                $ 67   $104    $143     $251
  Class B                                  26     78     134      268
  Class C                                  26     79     135      288
  Class Y                                  16     49      84      185
------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. No information is presented for Class Y shares because there were no Class Y shares outstanding during the years pre-sented.
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                         CLASS A SHARES               CLASS B SHARES
                                     -------------------------    -------------------------
EUROPEAN PORTFOLIO          1997(1)   1996     1995    1994(2)    1997(1)   1996    1995(3)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                    $17.25   $14.67   $12.88  $12.50      $17.09   $14.56   $12.62
----------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income
  (loss)(4)                   (0.08)   (0.08)    0.07   (0.11)     (0.20)   (0.20)     0.02
 Net realized and
  unrealized gain              2.22     2.79     1.72    0.49        2.19     2.77     1.92
----------------------------------------------------------------------------------------------
Total Income From Opera-
 tions                         2.14     2.71     1.79    0.38        1.99     2.57     1.94
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income           --    (0.09)      --      --          --       --       --
 Net realized gains           (1.16)   (0.04)      --      --       (1.16)   (0.04)      --
----------------------------------------------------------------------------------------------
Total Distributions           (1.16)   (0.13)      --      --       (1.16)   (0.04)      --
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                        $18.23   $17.25   $14.67  $12.88      $17.92   $17.09   $14.56
----------------------------------------------------------------------------------------------
TOTAL RETURN(P)               12.88%   18.65%   13.90%   3.04%++    12.08%   17.72%   15.37%++
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                     $14,118  $10,528  $11,870  $5,189     $29,221  $26,384  $24,825
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)                   1.80%    1.85%    2.06%   1.34%+      2.52%    2.59%    3.31%+
 Net investment income
  (loss)                      (0.42)   (0.49)    0.51   (1.12)+     (1.13)   (1.22)    0.26+
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE          28%      39%      34%     21%         28%      39%      34%
----------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS
 PAID PER SHARE ON
  EQUITY TRANSACTIONS(5)(6)   $0.07    $0.05    $0.06      --       $0.07    $0.05    $0.06
----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)For the period from February 7, 1994 (inception date) to October 31, 1994.

(3)For the period from November 7, 1994 (inception date) to October 31, 1995.

(4)The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Portfolio for $10,344 of the Portfolio's expenses for the period ended October 31, 1994. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                        EXPENSE RATIOS
              PER SHARE DECREASES     WITHOUT FEE WAIVERS
           TO NET INVESTMENT INCOME   AND CUSTODY CREDITS
                        ----------------------------------------
               1995          1994       1995       1994
           ------------  ------------ ---------  ---------   ---
  Class A         $0.01         $0.10      2.09%      2.37%+
  Class B          0.00*           --      3.35+        --

  In addition, during the years ended October 31, 1996, and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.82% and 2.02%, respectively; and for Class B would have been 2.56% and 3.26%+, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

(5)As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

(6)Trades executed in the United States and Canada are executed at an average commission rate of $0.06 per share. Commissions on trades executed outside these countries generally are executed as a percentage of cost or proceeds ranging from 0.50% to 1.00%. The Portfolio paid commissions which equaled an average rate of 0.30% on the total of either cost or proceeds on executed trades, which is below the average range. While the amount of commissions paid is reasonable on a percentage basis, the commission per share amount appears high because these securities were trading at a very large dollar amount per share, which is atypical of the way U.S. or Canadian companies' shares trade. As a result, since less shares trade for a comparable dollar amount than would ordinarily be the case in the U.S. or Canada, the commis-sion per share amount skewed upward.
 *Amount represents less than $0.01.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.
 (P)Total returns do not reflect applicable sales loads or contingent deferred sales charges.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                            CLASS C SHARES
                                    ---------------------------------
EUROPEAN PORTFOLIO                  1997(1)   1996   1995(2)  1994(3)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  $17.04   $14.51  $12.83   $12.48
-----------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment loss(4)              (0.21)   (0.14)  (0.08)   (0.16)
 Net realized and unrealized gain     2.19     2.71    1.76     0.51
-----------------------------------------------------------------------
Total Income From Operations          1.98     2.57    1.68     0.35
-----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains                  (1.16)   (0.04)     --       --
-----------------------------------------------------------------------
Total Distributions                  (1.16)   (0.04)     --       --
-----------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $17.86   $17.04  $14.51   $12.83
-----------------------------------------------------------------------
TOTAL RETURN(P)                      12.06%   17.78%  13.09%    2.80%++
-----------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)      $3,110   $2,011  $1,311   $1,607
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(4)                          2.54%    2.52%   2.51%    2.02%+
 Net investment loss                 (1.18)   (1.17)  (0.64)   (1.60)+
-----------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 28%      39%     34%      21%
-----------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(5)(6)   $0.07    $0.05   $0.06       --
-----------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)On November 7, 1994, the former Class B shares were renamed Class C shares.

(3)For the period from February 14, 1994 (inception date) to October 31, 1994.

(4)The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Portfolio for $10,344 of the Portfolio's expenses for the period ended October 31, 1994. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                       EXPENSE RATIOS
              PER SHARE DECREASES    WITHOUT FEE WAIVERS
           TO NET INVESTMENT INCOME  AND CUSTODY CREDITS
                        ---------------------------------------
               1995         1994       1995       1994
           ------------ ------------ ---------  ---------   ---
  Class C         $0.01        $0.10      2.54%      3.07%+

 In addition, during the years ended October 31, 1996, and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.50% and 2.48%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

(5)As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

(6)Trades executed in the United States and Canada are executed at an average commission rate of $0.06 per share. Commissions on trades executed outside these countries generally are executed as a percentage of cost or proceeds ranging from 0.50% to 1.00%. The Portfolio paid commissions which equaled an average rate of 0.30% on the total of either cost or proceeds on executed trades, which is below the average range. While the amount of commissions paid is reasonable on a percentage basis, the commission per share amount appears high because these securities were trading at a very large dollar amount per share, which is atypical of the way U.S. or Canadian companies' shares trade. As a result, since less shares trade for a comparable dollar amount than would ordinarily be the case in the U.S. or Canada, the commis-sion per share amount skewed upward.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.
 (P)Total returns do not reflect applicable sales loads or contingent deferred sales charges.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
  The investment objective of the Portfolio is to achieve long-term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe. There can be no assurance that the investment objective of the Portfolio will be achieved.

  The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment policies are nonfundamental and, as such, may be changed by the Board of Direc-tors, provided such change is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospec-tus.

  The Portfolio seeks to achieve its objective by investing primarily in equity securities (common and preferred stock) of issuers in the countries of Europe (the "Primary Investment Area"), which includes Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland, United Kingdom) and Eastern Europe (e.g., the Czech Republic, Hungary, Poland and the countries of the for-mer Soviet Union). The Manager believes that the Portfolio's objective can best be achieved by an investment policy based on the identification of countries and industries with above-average growth rates, the assessment of currency fac-tors, and the identification of companies in those countries and industries with potential for above-average growth in earnings. It is a fundamental policy of the Portfolio to invest, under normal circumstances, at least 65% of its total assets in a diversified portfolio of equity securities of issuers domi-ciled in the Primary Investment Area of the Portfolio. The Portfolio will gen-erally invest its assets broadly among countries and will normally have repre-sented in the portfolio business activities in not less than three countries in the Primary Investment Area. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the markets and particular issuers. Concentration of the Portfolio's assets in one or a few countries will subject the Portfolio to greater risks than if the Portfolio's assets were not geo-graphically concentrated.

  In addition, the Portfolio may invest up to 35% of its total assets in other kinds of securities, e.g., convertible bonds, warrants, Samurai and Yankee Bonds, Eurobonds, sponsored and unsponsored American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), securities issued by compa-nies domiciled outside the Primary Investment Area of the Portfolio, including, but not limited to, Eastern Europe, U.S. and foreign government securities, and U.S. and non-U.S. money market securities. Money market securities will gener-ally be held by the Portfolio for temporary defensive purposes. With respect to certain countries, investments by the Portfolio presently may only be made by acquiring shares of other investment companies with local governmental author-ity to invest in those countries. It is not expected that the income yield of the Portfolio will be significant.

  The Portfolio may also hold cash in U.S. dollars to meet redemption requests and other expenses and cash in other currencies to meet settlement require-ments for foreign securities. The Portfolio may engage in currency exchange transactions with up to 100% of its assets in order to protect against uncer-tainty in the level of future exchange rates between a particular foreign cur-rency and the U.S. dollar or between foreign currencies in which the Portfo-lio's securities are or may be denominated. The Portfolio may conduct its cur-rency exchange transactions either on a "spot" (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Portfolio's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions.

  The Portfolio may invest up to 5% of its assets in yen-denominated bonds sold in Japan by non-Japanese issuers. Such bonds are commonly called "Samurai Bonds" and correspond to "Yankee Bonds" or dollar-denominated bonds sold in the United States by non-U.S. issuers. As compared with domestic issues, e.g., those of the government of Japan and its agencies, Samurai bond issues nor-mally carry a higher interest rate but are less actively traded and therefore may be volatile. Moreover, as with other securities denominated in foreign currencies, their value is affected by fluctuations in currency exchange rates. It is the policy of the Portfolio to invest in Samurai bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments of the Organization of Eco-nomic Cooperation and Development or would have AAA ratings.

  As a fundamental policy, the Portfolio may borrow money from a bank only as a temporary measure for emergency or extraordinary purposes in an amount not exceeding 10% of the value of its total assets, and may invest no more than 15% of its total assets in securities that are illiquid (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers). When the Portfolio has bor-rowed in excess of 5% of the value of its total assets, the Portfolio will not make further investments. The Portfolio will not invest more than 25% of the value of its total assets in the securities of issuers engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). The Portfolio will invest no more than 10% of the value of its net assets in warrants valued at the lower of cost or market. The Portfolio does not cur-rently intend to engage in trading options or futures contracts but may do so in the future if determined to be in the Portfolio's best interests by the Portfolio's Board of Directors. Special considerations associated with the Portfolio's investments are described below under "Risk Factors and Special Considerations" and in the Appendix to this Prospectus.

 ADDITIONAL INVESTMENTS
  Short-Term Investments. As noted above, in certain circumstances the Portfo-lio may invest without limitation in short-term money market instruments, such as U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domes-tic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent the Portfolio is investing in short-term investments as a temporary defensive posture, the Portfolio's investment objective may not be achieved.

  U.S. Government Securities. The U.S. Government securities in which the Portfolio may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Trea-sury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to pur-chase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

  Reverse Repurchase Agreements. The Portfolio may invest up to 5% of its net assets in reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio and involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

  Hedging Transactions. The Portfolio may also enter into various types of securities, index and currency futures, options and related contracts and interest rate swaps, caps and floors in order to hedge the existing or antici-pated value of its portfolio securities. See the Statement of Additional Information for further information about these techniques.

  Lending of Portfolio Securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. These loans may not exceed 33 1/3% of the Portfolio's total assets taken at value. Loans of portfolio securities by the Portfolio will be collateralized by cash, letters of credit or U.S. Government securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Portfolio will seek to generate income by continuing to receive interest on the loaned securi-ties, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Govern-ment securities are used as collateral. The risks in lending portfolio securi-ties, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possi-ble loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  All orders for transactions in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Bar-ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or comparable period of time. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Under certain market conditions, the Portfolio may experience high portfolio turnover as a result of its investment strategies. For example, the exercise of a substantial number of options written by the Portfolio and the purchase or sale of securities by the Portfolio in anticipation of a rise or decline in interest rates could result in high portfolio turnover. Short-term gains real-ized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in correspond-ing increases in brokerage commissions for the Portfolio. The annual portfolio turnover rate for the Portfolio may vary significantly from year to year, but it is generally not expected to exceed 75%. The

Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objectives and policies. See "Financial Highlights" for the Portfolio's annual turnover rate during each year since inception.

 RISK FACTORS AND SPECIAL CONSIDERATIONS
  Investors should realize that risk of loss is inherent in the ownership of any securities and that the Portfolio's net asset value will fluctuate reflect-ing fluctuations in the market value of its portfolio positions. In addition, concentration of the Portfolio's assets in one or a few countries will subject the Portfolio to greater risks than if the Portfolio's assets were not geo-graphically concentrated.

  Foreign Securities. There are certain risks involved in investing in securi-ties of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Portfo-lio may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropria-tion, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investments in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed bro-kerage commissions on foreign exchanges, which generally are higher than com-missions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Finally, investments in unsponsored ADR's may entail certain risks and costs not encountered by investments in sponsored ADR's.

  Securities of Developing Countries. A developing country generally is consid-ered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of devel-oping countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

  One or more of the risks discussed above could affect adversely the economy of a developing market or the Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expro-priated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership of policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing invest-ment opportunities.

  Year 2000. The investment management services provided to the Portfolio by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Port-folio's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Portfolio's custodian, transfer agent and accounting serv-ice agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.

VALUATION OF SHARES


  The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair val-ue. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valua-tion, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securi-ties are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valu-ation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from the Portfolio's net assets. Any other invest-ments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value deter-mined by the Board of Directors in good faith. This value generally is deter-mined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denomi-nated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the investment adviser.

  Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determina-tion of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the investment adviser, under the supervi-sion of the Fund's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
  The Fund declares and pays income dividends at least annually on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

  The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Portfolio intends to continue to qualify as a regulated investment com-pany under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

  Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conven-tions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio dis-tributed to shareholders.

  If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consist of stock or securities of foreign cor-porations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for for-eign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income. The Portfolio's gains and losses from the sale of securities and from certain for-eign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their pro-portionate share of the foreign income taxes paid by the Portfolio.

  In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for invest-ing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

  The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

  Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES
 GENERAL

  The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summa-ry--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Portfolio shares must be made through a brokerage account main-tained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker-dealers may charge their cus-tomers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the mini-mum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial insti-tution indicated by the shareholder to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                             DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 - 49,999           4.00           4.17              3.60
    50,000 - 99,999           3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000 and over              *              *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended ("1933 Act").

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securi-ties Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the secu-rities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Portfolio by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvest-ment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers;
(f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) pur-chases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares", and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Port-folio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the same Portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are: (a) Class B shares;
(b) Class C shares; and (c) Class A shares that were purchased without an ini-tial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or

(d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B Shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her invest-ment. Assuming at the time of the redemption the net asset value had appreci-ated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder;(d) redemp-tion of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addi-tion, a shareholder who has redeemed shares from other funds of the Smith Bar-ney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class
C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the

Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regard-ing these Programs, investors should contact a Smith Barney Financial Consul-tant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same con-version feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Partici-pating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made.

 FUND NAME
 Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.

    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

 Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
-------------------------------------------------------------------------------
  *Available for exchange with Class A, Class C and Class Y shares of the Portfolio.

 **Available for exchange with Class A and Class B shares of the Portfolio. In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

***Available for exchange with Class A shares of the Portfolio.
  +Available for exchange with Class B and Class C shares of the Portfolio.

 ++Available for exchange with Class A and Class Y shares of the Portfolio. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange those shares for Class C shares of this fund.

+++Available for exchange with Class A and Class Y shares of the Portfolio.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be sub-ject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Port-folio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposi-tion of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The invest-ment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional pur-chases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfo-lio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper ten-der, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney World Funds, Inc./European Portfolio
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appear-ing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guar-antee unless more than one such redemption request is made in any 10-day peri-od. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the with-drawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reduc-tions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Portfolio may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and

Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income divi-dends and capital gain distributions on the reinvestment dates at prices calcu-lated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and sub-tracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with non-standard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composi-tion of its investment portfolio and operating expenses. These factors and pos-sible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analyti-cal Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfo-lio are delegated to the Portfolio's Manager. The Statement of Additional Information contains background information regarding each Director and execu-tive officer of the Fund.

 MANAGER
  The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the

Portfolio and furnishes the Portfolio with bookkeeping, accounting and admin-istrative services, office space and equipment, and the services of the offi-cers and employees of the Fund. By written agreement the Research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Portfolio, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the investment advisory services provided by the Manager, the Portfolio pays the Manager an investment advisory fee cal-culated at the rate of 0.85% of the Portfolio's average daily net assets, paid monthly. Although this fee is higher than that paid by most investment compa-nies, the Portfolio's management has determined that it is comparable to the fee charged by other investment advisers of investment companies that have similar investment objectives and policies. Total operating expenses incurred by the Portfolio for the fiscal year ended October 31, 1997 were 1.80% for Class A shares, 2.52% for Class B shares and 2.54% for Class C shares.

  The management agreement further provides that all other expenses not spe-cifically assumed by the Manager under the management agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration state-ments), fees of auditors and legal counsel, costs of performing portfolio val-uations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and govern-mental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

  The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Bar-ney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT
  The Portfolio is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney Interna-tional Incorporated. Mr. Rein van der Does, who is responsible for the day to day operations of the Portfolio, making all of the investment decisions since the Portfolio's inception in February, 1994, is a Vice President of the Fund, a Managing Director of Smith Barney and a member of the international equity team. He is also an International Economist and is a member of the New York Association for International Investment and the New York Society of Security Analysts.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who pro-vide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney asso-ciated with the sale of Portfolio shares, including lease, utility, communica-tions and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C Shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriate-ness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issu-ance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C and Class Y shares of the Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Addi-tional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove direc-tors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or pre-emptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  The Chase Manhattan Bank, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Portfolio's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

APPENDIX
 CERTAIN INVESTMENT STRATEGIES
  In attempting to achieve its investment objective, the Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the Statement of Additional Information.

  Repurchase Agreements. The Portfolio may enter into repurchase agreement transactions on U.S. Government securities with certain banks and broker/dealers. Under the terms of a typical repurchase agreement, the Portfo-lio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to mar-ket fluctuations during the Portfolio's holding period. Repurchase agreements are considered to be loans by the Portfolio. The value of the underlying secu-rities will be at least equal at all times to the total amount of the repur-chase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obliga-tions and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Portfolio's Manager, acting under the supervision of the Board of Directors, reviews on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  Short Sales. The Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open, the Portfo-lio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer rec-ognition of capital gains or losses.

  Illiquid Securities. The Portfolio may invest up to 15% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933 (the "1933 Act"), as amended) with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time depos-its maturing from two business days through seven calendar days, (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options on those contracts and (d) other securities that are subject to restrictions on resale that the Manager has determined are not liquid under guidelines established by the Fund's

Board of Directors; provided however that the Portfolio will not invest more than 5% of its assets in securities that are restricted from sale to the public until they have been registered under the 1933 Act.

  Currency Exchange Transactions and Options on Foreign Currencies. In order to protect against uncertainty in the level of future exchange rates, the Portfo-lio may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies. The Portfolio will conduct its cur-rency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Portfolio's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio positions.

  A forward currency contract involves an obligation to purchase or sell a spe-cific currency for an agreed-upon price at an agreed-upon date which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of the currency increase.

  The Portfolio may purchase put options on a foreign currency in which securi-ties held by the Portfolio are denominated to protect against a decline in the value of the currency in relation to the currency in which the exercise price is denominated. The Portfolio may purchase a call option on a foreign currency to hedge against an adverse exchange rate of the currency in which a security that it anticipates purchasing is denominated in relation to the currency in which the exercise price is denominated. An option on a foreign currency gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option. Although the purchase of an option on a foreign currency may constitute an effective hedge by a Portfolio against fluc-tuations in the exchange rates, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the pre-mium plus related transaction costs. Options on foreign currencies purchased by the Portfolio may be traded on domestic and foreign exchanges or traded over-the-counter.

  Although the foreign currency market may not necessarily be more volatile than the market in other commodities, the foreign currency market offers less protection against defaults in the forward trading of currencies than is avail-able when trading in currencies occurs on an exchange. Because a forward clear-ing contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for the purchase or resale, if any, at the current market price.

                      (This page intentionally left blank)

                                                                    SMITH BARNEY
                                                --------------------------------
                                                A Member of TravelersGroup[LOGO]









                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.
                                                              EUROPEAN PORTFOLIO


                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 0478 2/98


                                   PROSPECTUS

                                                                    SMITH BARNEY
                                                                 WORLD FUND, INC

                                                                          Global
                                                                      Government
                                                                            Bond
                                                                       Portfolio

                                                               February 27, 1998

                                                   Prospectus begins on page one
[LOGO]
Smith Barney Mutual Funds
Investing for your future.
Everyday.

--------------------------------------------------------------------------------
PROSPECTUS                                                     February 27, 1998
--------------------------------------------------------------------------------

     Smith Barney World Funds, Inc.
     Global Government Bond Portfolio
     388 Greenwich Street
     New York, New York 10016
     (800) 451-2010


      The Global Government Bond Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

      This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


      Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


SMITH BARNEY INC.
Distributor


MUTUAL MANAGEMENT CORP.
Investment Manager


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.*

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
Prospectus Summary                                                           3
--------------------------------------------------------------------------------
Financial Highlights                                                         9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                13
--------------------------------------------------------------------------------
Valuation of Shares                                                         22
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                          23
--------------------------------------------------------------------------------
Purchase of Shares                                                          25
--------------------------------------------------------------------------------
Exchange Privilege                                                          34
--------------------------------------------------------------------------------
Redemption of Shares                                                        37
--------------------------------------------------------------------------------
Minimum Account Size                                                        40
--------------------------------------------------------------------------------
Performance                                                                 40
--------------------------------------------------------------------------------
Management of the Fund                                                      41
--------------------------------------------------------------------------------
Distributor                                                                 43
--------------------------------------------------------------------------------
Additional Information                                                      44
-------------------------------------------------------------------------------
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

      INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment company whose investment objective is to seek as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments. See "Investment Objective and Management Policies."


      ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."


      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

      Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.


      In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

      Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by aggregating the purchase to the

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

      See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."


      PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

      INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


shares is $25. The minimum investment requirements for purchases of Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."


      SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

      REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


      MANAGEMENT OF THE PORTFOLIO Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."


      EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

      VALUATION OF SHARES Net asset value of the Portfolio for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

      DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

      REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

      RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. The Fund will invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

      THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operating expenses for its most recent fiscal year:



Global Government Bond Portfolio                        Class A  Class B  Class C   Class Y
------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
     (as a percentage of offering price) ............     4.50%    None     None     None
   Maximum CDSC (as a percentage of original cost or
     redemption proceeds, whichever is lower)..           None*    4.50     1.00%    None

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

   Management fees ..................................     0.75     0.75     0.75    0.75%
   12b-1 fees** .....................................     0.25     0.75     0.70      --
   Other expenses ...................................     0.26     0.30     0.24    0.14
                                                                                    ----
Total Portfolio Operating Expenses ..................     1.26     1.80     1.69    0.89%
                                                          ====     ====     ====    ====

  *Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

 **Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


      Class A shares of the Portfolio purchased through the Smith Barney AssetOneSM Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.


     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Class B shares, Class C shares and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of aver age daily net assets of Class A shares. Smith Barney also receives with respect to Class B shares an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

      EXAMPLE

      The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."


Global Government Bond Portfolio               1 Year  3 Years 5 Years 10 Years*
--------------------------------------------------------------------------------
An investor would pay the following expenses
  on a $1,000 investment, assuming
 (1) 5.00% annual return and
 (2) redemption at the end of each time period.

      Class A.................................... $57     $83     $111      $190
      Class B....................................  63      87      108       198
      Class C....................................  27      53       92       200
      Class Y....................................   9      28       49       110

An investor would pay the following expenses on the same investment, assuming the same annual return and no redemption:

      Class A.................................... $57     $83     $111      $190
      Class B....................................  18      57       98       198
      Class C....................................  17      53       92       200
      Class Y....................................   9      28       49       110
--------------------------------------------------------------------------------

*Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

For a share of each class of
capital stock outstanding throughout each year


Global Government Bond Portfolio                         Year Ended October 31,                     Year Ended December 31,
Class A Shares                         1997(1)       1996(1)        1995       1994(2)         1993           1992          1991(3)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                    $12.55        $12.30        $11.68     $12.92          $11.84         $12.90        $12.00
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Operations:
  Net investment income                 0.59          0.70          0.92*      0.69            0.83           1.00          0.35
   Net realized and
   unrealized gain (loss)               0.38          0.42          0.48      (1.28)           1.36          (0.90)         1.12
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Operations     0.97          1.12          1.40      (0.59)           2.19           0.10          1.47
================================================================================================================================
Less Distributions From:
  Net investment income(4)             (1.22)        (0.87)        (0.78)     (0.23)          (0.52)         (0.97          0.44)
  Net realized gains                   (0.08)          --            --         --            (0.59)         (0.19)        (0.13)
  Capital                                --            --            --       (0.42)             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                    (1.30)        (0.87)        (0.78)     (0.65)          (1.11)         (1.16)        (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Year                         $12.22        $12.55        $12.30     $11.68          $12.92         $11.84        $12.90
--------------------------------------------------------------------------------------------------------------------------------
Total Return(P)                         8.21%         9.41%        12.40%     (4.64)%+       +19.13%          0.93%        12.42%++
--------------------------------------------------------------------------------------------------------------------------------
Net Assets,
 End of Year (000)'s                 $94,957      $106,536      $123,917     $77,961       $107,415        $107,609      $99,855
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                          1.26%         1.26%         1.38%      1.32%+          1.30%          1.36%         1.15%+
   Net investment income                4.82          5.69          7.44       6.57+           6.67           7.72          8.26+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  367%          133%          195%       179%            119%           177%         64%
================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from January 1, 1994 to October 31, 1994.
(3)   For the period from July 22, 1991 (inception date) to December 31, 1991.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.24% and 1.32%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realised gains and losses from foreign currency transactions
+ Total return is not annualized, as it may not be representative of the total return for the year
++    Annualized
(P) Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------




Global Government Bond Portfolio
Class B Shares                            1997(1)   1996(1)   1995(2)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $12.50    $12.26    $11.57
--------------------------------------------------------------------------------
Income from Operations:
  Net investment income                     0.52      0.63      0.78*
  Net realized and unrealized gain          0.38      0.42      0.57
--------------------------------------------------------------------------------
Total Income from Operations                0.90      1.05      1.35
================================================================================
Less Distributions From:
  Net investment income(3)                 (1.10)    (0.81)    (0.66)
  Net realized gains                       (0.08)      --         --
--------------------------------------------------------------------------------
Total Distributions                        (1.18)    (0.81)    (0.66)
--------------------------------------------------------------------------------
Net Asset Value, End of Year              $12.22    $12.50    $12.26
--------------------------------------------------------------------------------
Total Return (P)                            7.62%     8.83%    11.97%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000)'s          $19,690   $25,970   $35,159
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                               1.80%     1.81%     1.92%+
  Net investment income                     4.24      5.15      6.65+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                     367%      133%      195%
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 18, 1994 (inception date) to October 31,
      1995.
(3) Distributions from net investment income include short-term; if any, for Federal income tax purposes.
(4) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 1.78% and 1.86%+, respectively.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.
(P) Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


Global Government Bond Portfolio

Class C Shares                               1997(1)     1996(1)        1995(2)   1994(3)        1993(4)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $12.47       $12.23        $11.68       $12.93         $11.83
--------------------------------------------------------------------------------------------------------
Income (Loss) from Operations:
  Net investment income                      0.53         0.64          0.85*        0.90           0.79
  Net realized and
  unrealized gain (loss)                     0.38         0.41          0.42        (1.55)          1.37
--------------------------------------------------------------------------------------------------------
Total Income (Loss) from Operations          0.91         1.05          1.27        (0.65)          2.16
=========================================================================================================
Less Distributions From:
  Net investment income(5)                  (1.11)       (0.81)        (0.72)       (0.21)         (0.47)
  Net realized gains                        (0.08)         --            --           --           (0.59)
  Capital                                    --            --            --         (0.39)           --
--------------------------------------------------------------------------------------------------------
Total Distributions                         (1.19)       (0.81)        (0.72)       (0.60)         (1.06)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $12.19       $12.47        $12.23       $11.68         $12.93
--------------------------------------------------------------------------------------------------------
Total Return (P)                             7.73%        8.90%        11.25%       (5.09)%+       18.89%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000)'s            $3,257        $3,986        $4,141       $5,835         $4,972
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)                                1.69%        1.74%         1.84%        1.80%+         1.74%+
  Net investment income                      4.33         5.22          7.15         6.05+          6.28+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      367%         133%          195%         179%           119%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   On November 7, 1994, the former Class B Shares were renamed Class C
      Shares.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4)   For the period from January 4, 1993 (inception date) to December 31, 1993.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 1.71% and 1.78%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
  +   Annualized.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
(P) Total returns do not reflect any applicable sales loads or contingent deferred sales charges.
  *   Includes realized gains and losses from foreign currency transactions.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------



Global Government Bond Portfolio
Class Y Shares                             1997(1)  1996(1)   1995(2)   1994(3)  1993(4)
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $12.39   $12.14    $11.68    $12.93    $11.97
----------------------------------------------------------------------------------------
Income (Loss) from Operations:
  Net investment income                     0.63     0.73      0.78*     0.76      0.69
  Net realized and
    unrealized gain (loss)                  0.37     0.42      0.49     (1.35)     1.23
----------------------------------------------------------------------------------------
Total Income (Loss) from Operations         1.00     1.15      1.27     (0.59)     1.92
========================================================================================
Less Distributions From:
  Net investment income(5)                 (1.28)   (0.90)    (0.81)    (0.23)    (0.37)
  Net realized gains                       (0.08)     --        --         --     (0.59)
  Capital                                    --       --        --      (0.43)       --
-----------------------------------------------------------------------------------------
Total Distributions                        (1.36)   (0.90)    (0.81)    (0.66)    (0.96)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year              $12.03   $12.39    $12.14    $11.68    $12.93
-----------------------------------------------------------------------------------------
Total Return                                8.61%    9.82%    11.27%    (4.62)%+ +16.49%++
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000)'s           $28,097  $15,105     $62     $3,202      $371
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)                               0.89%    0.84%     0.98%     1.23%+    1.20%+
  Net investment income                     5.19     6.12      6.38     6.76+      6.73+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                      367%    133%       195%     179%       119%
=========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   On November 7, 1994, the former Class C shares were renamed Class Y shares.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4)   For the period from February 19, 1993 (inception date) to December 31,
      1993.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.81% and 0.93%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
+     Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*     Includes realized gains and losses from foreign currency transactions.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      The investment objective of the Portfolio is to provide as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments. There can be no assurance that the investment objective of the Portfolio will be achieved.


      Under normal market conditions, the Portfolio invests at least 65% of its total assets in bonds issued or guaranteed by the United States or foreign governments (including foreign states, provinces, cantons and municipalities) or their agencies, authorities, or instrumentalities denominated in various currencies, including U.S. dollars, or in multinational currency units, such as the European Currency Unit ("ECU"). Except with respect to government securities of less developed countries (see below), the Portfolio invests in foreign government securities only if the issue or the issuer thereof is rated in the two highest rating categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (see "Appendix -- Ratings of Debt Obligations" in the Statement of Additional Information), or if unrated, are of comparable quality in the determination of the investment manager.


      Consistent with its investment objective, under normal circumstances the Portfolio may invest up to 35% of its total assets in debt obligations (including debt obligations convertible into common stock) of United States or foreign corporations and financial institutions and supranational entities. Supranational entities are international organizations, organized or supported by government entities to promote economic reconstruction or development and by international banking institutions and related government agencies. The supranational entities in which the Portfolio may invest are the World Bank, The Asian Development Bank, the European Economic Community, the European Investment Bank, the European Coal and Steel Community, Eurofima, Euratom, Council of Europe, the European Bank for Construction and Development, the International Finance Corporation and the Nordic Investment Bank. Any non-government investment would be limited to issues that are rated A or better by Moody's or S&P, or if not rated, are determined by the investment manager to be of comparable quality. For certain risks associated with investments in foreign issues, see "Risk Factors."


      The Portfolio is organized as a non-diversified series and currently contemplates investing primarily in obligations of the U.S. and of developed nations (i.e., industrialized countries) which the investment manager believes to pose limited credit risks. These countries currently are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and The United Kingdom. The Portfolio also will invest in securities denominated in the currencies of such countries or in multinational currency units. Under normal market conditions the Portfolio invests at least 65% of its assets in issues of not less

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


than three different countries; issues of any one country (other than the United States) will represent no more than 45% of the Portfolio's total assets. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the global markets and particular issuers. Concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.


      In seeking to achieve its investment objective of high current income, the investment adviser considers and compares the relative yields of obligations of various developed nations; whereas, in seeking to achieve its objective of capital appreciation, it considers all of the following factors, especially changes in currency values against the U.S. dollar. The investment manager allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The investment manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. The investment manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase, and conversely, a decline in the exchange rate of the currency normally would adversely affect the value of the security expressed in dollars. Similarly, a decline in interest rates on debt obligations generally increases the value of debt obligations, and conversely, an increase in interest rates generally decreases the value of such obligations.


      Investments may be made from time to time in government securities, including loan assignments and loan participations, of less developed countries. Such countries currently include Argentina, Brazil, Bulgaria, Czech Republic, Ecuador, Hungary, Indonesia, Lithuania, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Slovakia, South Africa, Thailand, Turkey, Uruguay and Venezuela. Countries may be added to or deleted from this list as economic and political conditions warrant. Historical experience indicates that the markets of less developed countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often provide rates of return to investors commensurate with the credit and market risks. The investment manager does not intend to invest more than 10% of the Portfolio's assets in the government securities of less developed countries and will not invest more than 5% of the

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

Portfolio's assets in the government securities of any one such country. Such investments may be unrated or rated below investment grade or may be in default. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, and political conditions, whether or not occurring within the issuers' borders.


      During times when the investment manager believes a temporary defensive posture in the market is warranted, including times involving international political or economic uncertainty, the Portfolio may hold cash (U.S. dollars and foreign currencies) and/or invest any portion or all of its assets in high quality money market instruments. It is impossible to predict when or for how long the Portfolio will employ defensive strategies. The Portfolio also may temporarily hold cash (U.S. dollars and foreign currencies) and may, pending investment of proceeds from new sales of Portfolio shares, invest all or a portion of its assets in high quality money market instruments or, to meet ordinary daily cash needs, also invest in the latter, but only up to 35% of its assets. High quality money market instruments in which the Portfolio may invest include, but are not limited to, the following instruments of U.S. or foreign issuers that are rated in one of the two highest ratings categories of Moody's or S&P (see "Appendix -- Ratings of Debt Obligations" in the Statement of Additional Information), or if unrated, are of comparable quality in the determination of the investment manager: short-term government securities; commercial paper; bank certificates of deposit; time deposits; and bankers' acceptances; and repurchase agreements related to any of the foregoing.

      When-Issued and Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Port folio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. The Chase Manhattan Bank, the Fund's custodian (the "Custodian") will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by the investment manager to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Directors. The Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------



     Repurchase Agreements. The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. The Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the investment manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 10% of the Portfolio's total assets.

      Securities Lending. The Portfolio may seek to increase its investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash, U.S. Government securities or other liquid, high-grade debt securities equal to no less than the market value, determined daily, of the securities loaned. Management will limit such lending to not more than one-third of the value of the Port folio's total assets. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whom the investment manager deems to be of good standing and will not be made unless, in the judgment of the investment manager, the consideration to be earned from such loans would justify the risk.


     Loan Participations and Assignments. The Portfolio may invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio having a contractual relationship only with the lender and not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by management to be creditworthy.

      The Portfolio may also invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

      The Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

     Options, Futures and Currency Strategies. The Portfolio may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Portfolio. There can be no assurance that such efforts will succeed. These hedging techniques are described below and are further detailed in the Statement of Additional Information.

     In order to assure that the Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets. The Portfolio, however, does not intend to use such instruments for non-hedging purposes.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


      To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Portfolio anticipates making a purchase or sale of a security, it may enter a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the Portfolio may enter into a forward contract to sell the currency the investment manager expects to decline in an amount approximating the value of some or all of the Portfolio's securities denominated in that currency, or when the investment manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Portfolio are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Portfolio may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Portfolio are denominated ("cross hedging"). The Custodian places cash or U.S. Government securities or other high-quality debt securities denominated in certain currencies in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.


      For hedging purposes, the Portfolio may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or which the investment manager intends to include in its portfolio. The Portfolio also may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates.

      The Portfolio may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A call option written by the Portfolio is "covered" if the Portfolio owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

      Although the Portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets; imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time and the possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes."

      The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment policies are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth below and in the Statement of Additional Informa tion) or applicable law, and any such change will first be disclosed in the then current prospectus.

     RISK FACTORS

     General. Investors should realize that risk of loss is inherent in the ownership of any securities and that the Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the fixed-income securities held by the Portfolio generally fluctuates inversely with interest rate movements. The Portfolio normally will invest in a substantial number of issuers; however, the Port folio has registered under the 1940 Act as a "non-

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

diversified" fund so that it will be able to invest more than 5% of its assets in high quality, fixed-income obligations of an issuer. Since, as a "non-diversified" fund, the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Portfolio may be subject to greater credit and liquidity risks with respect to its individual portfolio than a fund that is more broadly diversified. In addition, concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.


      Non-U.S. Securities. According to Smith Barney Global Capital Management, Inc. ("Global Capital"), which will furnish the investment manager with advice with respect to investments in the Portfolio (see "Management of the Fund"), as of December 31, 1997 over 50% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, primarily because of the U.S. dollar -- domestic currency exchange rate and differing demand -- supply relationships, the debt securities of issuers located outside the U.S. have substantially outperformed the debt obligations of U.S. issuers in U.S. dollar terms. Accordingly, the investment manager believes that the Portfolio's policy of investing in debt securities of issuers throughout the world may enable it to produce U.S. dollar-based returns greater than those produced by funds investing solely in domestic debt securities.


      Nonetheless, foreign investing does entail certain risks, such as the Portfolio's income may be subject to foreign withholding taxes (see "Dividends, Distributions and Taxes"), foreign brokerage fees generally are higher than in the United States, and the potential difficulty in enforcing contractual obligations outside the U.S. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments that could affect the Portfolio's investments in those countries. In addition, foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Global Capital will rely on its worldwide financial and investment expertise to attempt to limit these risks.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      Since the Portfolio may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may hold foreign currencies, the Portfolio will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolio and gains and losses it realizes. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention and speculation.


     Securities of Developing Markets. One or more of the risks discussed above could affect adversely the economy of a developing market or the Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments may remain unsettled. There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     Year 2000. The investment management services provided to the Portfolio by the investment manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Portfolio's operations, including the handling of securities trades, pricing and account services. The investment manager and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the investment manager has been advised by the Portfolio's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the investment manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     PORTFOLIO TURNOVER

      Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the investment manager believes that portfolio changes are appropriate. Higher portfolio turnover rates can result in corresponding increases in Portfolio expenses. See "Financial Highlights" for the Portfolio's annual turnover rate during each year since inception.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------


      The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.


     Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sale on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from the Portfolio's net assets. Any other investments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently, (i.e., securities for which prices are not readily available) are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the investment adviser.

--------------------------------------------------------------------------------
Valuation of Shares (continued)
--------------------------------------------------------------------------------


      Foreign securities trading may not take place on all days on which the * NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the investment manager, under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS

      The Fund declares and pays monthly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

      If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

      Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

      The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

      TAXES


      The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its share holders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

      Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary in come. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Port folio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to share holders as early in the succeeding year as practical but not later than January 31.

      Under Internal Revenue Code sections 988 and 1256, unrealized gains (losses) from certain foreign currency positions are treated as ordinary income
(loss) at year end. Due to the uncertainty during the taxable year surrounding the amount that might ultimately be treated as a net ordinary loss under these rules, dividends made during the year may have to be reclassified as distributions of short-term capital gain at the end of the year. Distributions of short-term capital gain and net investment income will generally be treated as ordinary income to shareholders for tax purposes.

      Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio distributed to shareholders.

      If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consists of stock or securities of foreign corporations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. Because, under normal market conditions, the Portfolio will invest at least 65% of its total assets in securities issued or guaranteed by the United States or foreign governments or their agencies, authorities or instrumentalities, it is not likely that the Portfolio will be eligible to make this election. If the Portfolio were entitled to and did make such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. The amount of foreign taxes for which a shareholder can claim a credit in any year is generally subject to limitation, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains.

     In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for investing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

      The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

      Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.


--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

      GENERAL


      The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary-Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

      Purchases of Portfolio shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker-dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change mini mums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


      Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payments must be made with the purchase order.


     SYSTEMATIC INVESTMENT PLAN

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the share holder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

      The sales charges applicable to purchases of Class A shares of the Portfolio are as follows: Dealers'
                                                                     Dealers
                                         Sales Charge              Reallowance
                                     % of            % of            as % of
  Amount of Investment          Offering Price   Amount Invested  Offering Price
--------------------------------------------------------------------------------
   Less than      $25,000           4.50%          4.71%             4.00%
   $  25,000  --   49,999           4.00           4.17              3.60
      50,000  --   99,999           3.50           3.63              3.15
     100,000  --  249,999           2.50           2.56              2.25
     250,000  --  499,999           1.50           1.52              1.35
     500,000     and over           *                *                 *
================================================================================
* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.


      The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


      INITIAL SALES CHARGE WAIVERS

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     RIGHT OF ACCUMULATION

     Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer - or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also pur chase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Port folio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be re deemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Portfolio

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


and agree to purchase a total of $15,000,000 of Class Y shares of the same Portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


     DEFERRED SALES CHARGE ALTERNATIVES


      CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.


      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

      Year Since Purchase
      Payment Was Made                                              CDSC
--------------------------------------------------------------------------------
      First                                                         4.50%
      Second                                                        4.00
      Third                                                         3.00
      Fourth                                                        2.00
      Fifth                                                         1.00
      Sixth and thereafter                                          0.00

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


      Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B Dividend Shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the share holder. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature."

      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.


     To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

      401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail broker age account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

      401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

      Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

      Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

      Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Par ticipating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those share holders made the purchase payment from which the amount is being redeemed.

      The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591 1/42 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Fund Name
--------------------------------------------------------------------------------
Growth Funds


      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Large Capitalization Growth Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Small Cap Blend Fund, Inc.
      Smith Barney Special Equities Fund

Growth and Income Funds

      Concert Social Awareness Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Large Cap Value Fund
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds

   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc. -- U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund

Tax-Exempt Funds

      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Municipal High Income Fund

Global-International Funds
      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- International Balanced Portfolio
      Smith Barney World Funds, Inc. -- International Equity Portfolio
      Smith Barney World Funds, Inc. -- Pacific Portfolio


Smith Barney Concert Allocation Series Inc.
      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio


Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------
    * Available for exchange with Class A, Class C and Class Y shares of the Portfolio.

   ** Available for exchange with Class A and Class B shares of the Portfolio. In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

  *** Available for exchange with Class A shares of the Portfolio.

    + Available for exchange with Class B and Class C shares of the Portfolio.


   ++ Available for exchange with Class A and Class Y shares of the Portfolio. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange those shares for Class C shares of this fund.


  +++ Available for exchange with Class A and Class Y shares of the Portfolio.

     Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Port folio that have been exchanged.

     Class A and Class Y Exchanges. Class A and Class Y shareholders of the Portfolio who wish to ex change all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) re deem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


      If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

      Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


      Smith Barney World Funds, Inc./Global Government Bond Portfolio Class A, B, C or Y (please specify)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts  01581-5128


      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

      AUTOMATIC CASH WITHDRAWAL PLAN

      The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------
or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November
7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

   TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

      Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/ Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

      Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

      From time to time the Portfolio may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include the Portfolio's current dividend return. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Portfolio class refers to the net investment income earned by investments in the class over a thirty-day period. This net investment income is then

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

annualized, i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Portfolio calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return for a Portfolio class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its invest ment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      BOARD OF DIRECTORS

      Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

      MANAGER

      The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement, Global Capital, a U.S. registered investment adviser located at 10 Piccadilly, London, England, furnishes the Manager with information, advice and assistance and is available for consultation on the Portfolio, thus Global Capital may also be

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------


considered an investment adviser to the Fund. Global Capital currently manages the portfolios of clients in the international securities markets, particularly in the fixed income area. Global Capital's services are paid for by the Manager; there is no charge to the Fund for such services. Also, by written agreement, Research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the Portfolio's last fiscal year the management fee was 0.75% of the Portfolio's average net assets and the total operating expenses were 1.26% for Class A shares, 1.80% for Class B shares, 1.69% for Class C shares and 0.89% for Class Y shares.

      The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998, the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


     PORTFOLIO MANAGEMENT

      Victor S. Filatov and Simon R. Hildreth are responsible for management of the Port folio within the investment framework described above. Mr. Filatov and Mr. Hildreth are Vice Presidents of the Fund, Managing Directors of Smith Barney and members of the Investment Policy Committee of Global Capital. Prior to joining Smith Barney in 1993, Mr. Filatov was a Vice President at J.P. Morgan Securities, Inc. Prior to joining Smith Barney in 1994, Mr. Hildreth was Director of Mercury Asset Management, a fund manager located in the United Kingdom.


      Management's discussion and analysis and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

      Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

      The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

      Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. Class A, Class B, Class C and Class Y shares of the Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

      The Chase Manhattan Bank, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Portfolio's investments.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.


      The Fund sends shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

SMITHBARNEY

 A memberof Travelers Group [LOGO]

SMITHBARNEY
WORLD FUNDS, INC,
GLOBAL GOVERNMENT
BOND PORTFOLIO

388 Greenwich Street
New York, New York 10013


--------------------------------------------------------------------------------

PROSPECTUS

                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.

                                                                   International
                                                                          Equity
                                                                       Portfolio

                                                               FEBRUARY 27, 1998

                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prospectus                                                     February 27, 1998
--------------------------------------------------------------------------------


     Smith Barney World Funds, Inc.
     International Equity Portfolio
     388 Greenwich Street
     New York, New York 10013
     (800) 451-2010


     The International Equity Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Portfolio seeks a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. The Portfolio may borrow for investment purposes, which involves certain risk considerations; see "Leverage."

     This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


     Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


SMITH BARNEY INC.
Distributor


MUTUAL MANAGEMENT CORP.
Investment Manager


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  13
--------------------------------------------------------------------------------
Valuation of Shares                                                           21
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            22
--------------------------------------------------------------------------------
Purchase of Shares                                                            24
--------------------------------------------------------------------------------
Exchange Privilege                                                            34
--------------------------------------------------------------------------------
Redemption of Shares                                                          37
--------------------------------------------------------------------------------
Minimum Account Size                                                          39
--------------------------------------------------------------------------------
Performance                                                                   40
--------------------------------------------------------------------------------
Management of the Fund                                                        40
--------------------------------------------------------------------------------
Distributor                                                                   42
--------------------------------------------------------------------------------
Additional Information                                                        42


================================================================================
     No person has been authorized to give any information or to make any representation in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

     INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment company whose investment objective is to seek a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. See "Investment Objective and Management Policies."

     ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addition, a fifth Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates. See "Purchase of Shares" and "Redemption of Shares."


     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."


     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Change Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates share holders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.


     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

     SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

     PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

     INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A,

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

     SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

     REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


     MANAGEMENT OF THE PORTFOLIO Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."


     EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

     VALUATION OF SHARES Net asset value of the Portfolio for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

     DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

     REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. The Portfolio will invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

     THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operating expenses for its most recent fiscal year:


International Equity Portfolio                Class A  Class B  Class C  Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
     (as a percentage of offering price) ....  5.00%    None     None      None
   Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever
     is lower) ..............................  None*    5.00%    1.00%     None
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
   Management fees ..........................  0.85%    0.85%    0.85%     0.85%
   12b-1 fees** .............................  0.25     1.00     1.00        -
   Other expenses ...........................  0.21     0.26     0.27      0.09
                                               -----    -----    -----     -----
Total Portfolio Operating Expenses ..........  1.31%    2.11%    2.12%     0.94%
--------------------------------------------------------------------------------
     * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


     ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


     Class A shares of the Portfolio purchased through the Smith Barney AssetOne(SM) Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example

     The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."


International Equity Portfolio               1 Year  3 Years  5 Years  10 Years*
--------------------------------------------------------------------------------
An investor would pay the following expenses on
  a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the
  end of each time period:
    Class A..................................  $63      $89     $118     $200
    Class B..................................   71       96      123      224
    Class C..................................   32       66      114      245
    Class Y..................................   10       30       52      115

An investor would pay the following expenses on
  the same investment, assuming the same
  annual return and no redemption:
    Class A..................................  $63      $89     $118     $200
    Class B..................................   21       66      113      224
    Class C..................................   22       66      114      245
    Class Y..................................   10       30       52      115
--------------------------------------------------------------------------------


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.


For a share of each class of capital stock outstanding throughout each year:


                                               Class A Shares
                               --------------------------------------------------------------------
International Equity Portfolio  1997(1)  1996(1)    1995  1994(2)(3)    1993      1992    1991(4)
===================================================================================================
Net Asset Value, Beginning
  of Year                      $18.64    $17.15    $18.79    $18.71    $12.35    $12.31   $11.94
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(loss)   (0.04)     0.01      0.08*    (0.01)    (0.01)     0.02    (0.01)
  Net realized and unrealized
  gain (loss)                    1.77      1.65     (1.50)     0.09      6.53      0.04     0.38
---------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                     1.73      1.66     (1.42)     0.08      6.52      0.06     0.37
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income(5)      (0.01)    (0.17)    (0.12)       --        --     (0.02)      --
  Net realized gains               --        --     (0.10)       --     (0.16)       --       --
---------------------------------------------------------------------------------------------------
Total Distributions             (0.01)    (0.17)    (0.22)       --     (0.16)    (0.02)      --
---------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Year                      $20.36    $18.64    $17.15    $18.79    $18.71    $12.35   $12.31
---------------------------------------------------------------------------------------------------
Total Return**                   9.30%     9.78%    (7.44)%    0.43%++  52.78%     0.49%    3.10%++
---------------------------------------------------------------------------------------------------
Net Assets, End of
  Year (000)'s               $464,796  $513,870  $489,533  $591,598  $355,926  $122,605  $54,958
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)                    1.31%     1.35%     1.36%     1.35%+    1.35%     1.56%    1.73%+
  Net investment income (loss)  (0.18)     0.17      0.50     (0.05)+   (0.10)     0.24     0.75+
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            35%       46%       42%       35%       27%       20%       2%
===================================================================================================
Average commissions paid
  on equity transactions(7)(8)  $0.03     $0.02      $0.01       --        --       --        --
===================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from January 1, 1994 to October 31, 1994.
(3) On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from January 1, 1994 to October 9, 1994 is included in Class A share activity.
(4) For the period from November 22, 1991 (date of transfer of net assets of Fenimore International Fund, Inc.) to December 31, 1991.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995 the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.29% and 1.28%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(7) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(8) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
+   Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
** Total returns do not reflect any applicable sales loads or contingent deferred sales charges.
*   Includes realized gains and losses from foreign currency transactions.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


                                              Class B Shares
                                       -----------------------------
International Equity Portfolio          1997(1)   1996(1)   1995(2)
================================================================================
Net Asset Value, Beginning
  of Year                                $18.65    $17.17    $18.38
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)            (0.20)    (0.08)     0.06*
  Net realized and unrealized
    gain (loss)                            1.77      1.60     (1.17)
--------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                               1.57      1.52     (1.11)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income(3)                   --     (0.04)       --
  Net realized gains                         --        --     (0.10)
--------------------------------------------------------------------------------
Total Distributions                          --     (0.04)    (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End
  of Year                                $20.22    $18.65    $17.17
--------------------------------------------------------------------------------
Total Return**                             8.42%     8.89%    (6.00)%++
--------------------------------------------------------------------------------
Net Assets, End of
  Year (000)'s                         $231,148  $212,294  $126,171
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                              2.11%     2.11%     2.13%+
  Net investment income (loss)            (0.95)    (0.58)     0.34+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                      35%       46%       42%
================================================================================
Average commissions per share
  paid on equity transactions(5)(6)       $0.03     $0.02     $0.01
================================================================================
(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from November 7, 1994 (inception date) to October 31, 1995.
(3) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(4) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.04% and 2.04%+, respectively.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(6) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
*   Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
** Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


                                                         Class C Shares
                                      ----------------------------------------------------
International Equity Portfolio         1997(1)   1996(1)    1995(2)   1994(3)   1993(4)
==========================================================================================
Net Asset Value, Beginning
  of Year                              $18.38     $16.93    $18.54    $18.58     $12.35
------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)          (0.22)     (0.13)    (0.06)*   (0.11)      0.14
  Net realized and unrealized
    gain (loss)                          1.77       1.62     (1.45)     0.07       6.25
------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                             1.55       1.49     (1.51)    (0.04)      6.39
------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income(5)                 --      (0.04)       --        --         --
  Net realized gains                       --         --     (0.10)       --      (0.16)
------------------------------------------------------------------------------------------
Total Distributions                        --      (0.04)    (0.10)       --      (0.16)
------------------------------------------------------------------------------------------
Net Asset Value, End
  of Year                              $19.93     $18.38    $16.93    $18.54     $18.58
------------------------------------------------------------------------------------------
Total Return**                           8.43%      8.85%    (8.11)%   (0.22)%++  51.73%++
------------------------------------------------------------------------------------------
Net Assets, End of
  Year (000)'s                       $200,849   $229,514  $240,090  $287,458   $114,951
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)                            2.12%      2.15%     2.16%     2.10%+     2.14%+
  Net investment loss                   (0.97)     (0.63)    (0.34)    (0.77)+    (1.08)+
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    35%        46%       42%       35%        27%
==========================================================================================
Average commissions per share
  paid on equity transactions(7)(8)     $0.03      $0.02     $0.01        --         --
==========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) On November 7, 1994, the former Class B shares were renamed Class C shares.
(3) For the period from January 1, 1994 to October 31, 1994.
(4) For the period from January 4, 1993 (inception date) to December 31, 1993.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.09% and 2.08%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(7) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(8) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
*   Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
** Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


                                                      Class Y Shares
                                          --------------------------------------
International Equity Portfolio             1997(1)   1996(1)  1995(2)  1994(3)
================================================================================
Net Asset Value, Beginning
  of Year                                  $18.64    $17.13   $18.80   $17.64
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                      0.04      0.18     0.10*    0.01
  Net realized and unrealized
  gain (loss)                                1.76      1.54    (1.50)    1.15
--------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                                 1.80      1.72    (1.40)    1.16
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income(4)                  (0.06)    (0.21)   (0.17)      --
  Net realized gains                           --        --    (0.10)      --
--------------------------------------------------------------------------------
Total Distributions                         (0.06)    (0.21)   (0.27)      --
--------------------------------------------------------------------------------
Net Asset Value, End
  of Year                                  $20.38    $18.64   $17.13   $18.80
--------------------------------------------------------------------------------
Total Return                                 9.68%    10.19%   (7.11)%   6.58%++
--------------------------------------------------------------------------------
Net Assets, End of
  Year (000)'s                           $301,852  $200,427  $97,132  $48,765
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)                                0.94%     0.96%    1.06%    1.09%+
  Net investment income                      0.23      0.56     0.91     0.29+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                        35%       46%      42%      35%
================================================================================
Average commissions per share
  paid on equity transactions(6)(7)         $0.03     $0.02     $0.01      --
================================================================================
(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) On November 7, 1994, the former Class D shares were renamed Class Y shares.
(3) For the period from June 16, 1994 (inception date) to October 31, 1994.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.90% and 0.98%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(6) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(7) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
*   Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

     The investment objective of the Portfolio is to provide a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. There can be no assurance that the investment objective of the Portfolio will be achieved.

     Under normal market conditions, the Portfolio invests at least 65% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of the Portfolio's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percent or amount of the Portfolio's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.


     In seeking to achieve its objective, the Portfolio presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Manager have potential for growth of capital. However, there is no requirement that the Portfolio invest exclusively in common stocks or other equity securities and, if deemed advisable, the Portfolio may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). When the Manager believes that the return on debt securities will equal or exceed the return on common stocks, the Portfolio may, in seeking its objective of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Portfolio will be invested for capital appreciation or for income or any combination of both, the Manager regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.


     The Portfolio will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. Except as stated below, the Portfolio will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, the Nether lands, France, Italy, Switzerland), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

     Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

     In determining the appropriate distribution of investments among various countries and geographic regions, the Manager ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Manager will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issuers.


     It is expected that Portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

     To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

     The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding securities" as defined in the Investment Company Act

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

of 1940 (the "1940 Act"). Certain of the Portfolio's investment policies are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

     INVESTMENT PRACTICES

     The Portfolio may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below. In addition, the Statement of Additional Information contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Portfolio to reduce such risks.

     In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Portfolio may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and financial instrument and market index futures contracts and related options contracts. The Portfolio may also use leverage, enter into repurchase transactions and lend its portfolio securities.


     Currency Transactions. The Portfolio will enter into various currency transactions, i.e., forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Portfolio may enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Portfolio is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Portfolio has exposure. The Portfolio may seek to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Manager, such currency is

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

     Interest Rate Transactions. The Portfolio will enter into various interest rate transactions, i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments and interest rate swaps. The Portfolio will enter into these transactions primarily to "lock in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitment to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The Portfolio will not enter into an interest rate swap transaction in which its interest commitment is greater or measured differently than the interest receivable on specific portfolio securities. Interest rate swaps may be combined with currency swaps to take advantage of rate differentials in different markets on the same or similar securities.

     The Portfolio may enter into futures contracts and options on futures contracts for non-hedging purposes, subject to applicable law.

     Market Index Transactions. The Portfolio may also enter into various market index contracts, i.e., index futures contracts on particular non-U.S. securities markets or industry segments and related put and call options. These contracts are used primarily to protect the value of the Portfolio's securities against a decline in a particular market or industry in which it is invested.

     General. The Portfolio will engage in the foregoing transactions primarily as a means to hedge risks associated with management of its portfolio. Investment in these contracts requires the Portfolio to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations an amount of cash or specified debt securities which initially is 1-5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates.

     Risks. All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's securities. In addition, these instruments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Portfolio's obligations. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


from an increase in the value of such currency or security. The successful use of futures and options is dependent upon the ability of the Manager to predict changes in interest rates. Finally, the daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option. Transactions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets.


     With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.


     Options. The Portfolio may purchase put and call options on securities which are traded on an exchange in other markets, on currencies and, as developed from time to time, various futures contracts on market indexes and other instruments. Purchasing options may increase investment flexibility and improve total return, but may also subject the Portfolio to the risk of loss of the option premium if an asset the Portfolio has the option to buy declines in value or if an asset the Portfolio has the option to sell increases in value. In order to assure that the Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.


     Leverage. The Portfolio may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

     Leverage creates an opportunity for increased returns to shareholders of the Portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the Portfolio assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Portfolio which can exceed the income from the assets retained. To the extent

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Portfolio.


     Repurchase Agreements and Lending Securities. The Portfolio may enter into repurchase agreements up to 25% of its assets and may lend for a fee portfolio securities amounting to up to 15% of its assets. These transactions must be fully collateralized at all times, and the Manager will monitor the value of the collateral, which will be marked to the market daily, to determine that the value is at least 100% of the agreed upon sum to be paid to the Portfolio. Repurchase agreements and lending of portfolio securities involve some credit risk to the Portfolio, if the other party defaults on its obligations, since the Portfolio could be delayed or prevented from recovering the collateral. The Portfolio currently does not expect that it will enter into repurchase agreements on more than 5% of its assets.

     When-Issued and Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Port folio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. The Fund's custodian, Chase Manhattan Bank (the "Custodian") will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been deter mined by the Manager to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Directors. The Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


     PORTFOLIO TRANSACTIONS AND TURNOVER

     Purchases and sales of securities, futures or options on futures on an exchange (including a board of trade), and options on securities may be effected through securities brokers or futures commission merchants that charge a commission for their services. Orders may be directed to any broker including, to the extent and in

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

the manner permitted by applicable law, Smith Barney. In order for Smith Barney to effect any such transaction for the Fund, the commissions, fees or other remuneration received by Smith Barney must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" Directors, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney are consistent with the foregoing standard. Brokerage transactions with Smith Barney are also subject to such fiduciary standards as may be imposed upon Smith Barney by applicable law.


     Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Portfolio's annual turnover rate will not exceed 100% in normal circumstances. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the Portfolio. See "Financial Highlights" for the Portfolio's annual turnover rate during each year since inception.


     RISK FACTORS

     Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities. In addition, concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

     Non-U.S. Securities. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency ex change rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts.

     Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors.

     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


     One or more of the risks discussed above could affect adversely the economy of a developing market or the Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled . There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership of policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     Year 2000. The investment management services provided to the Portfolio by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


and calculated. That failure could have a negative impact on the Portfolio's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Portfolio's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.


--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

     The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sale on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from the Portfolio's net assets. Any other investments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these

--------------------------------------------------------------------------------
Valuation of Shares (continued)
--------------------------------------------------------------------------------


assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

     Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Port folio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the Manager, under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays income dividends at least annually on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

     Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

     The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


     TAXES

     The Portfolio intends to continue to qualify as a regulated investment company under Sub chapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.


     Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

     Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio distributed to shareholders.

     If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consists of stock or securities of foreign corporations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

The Portfolio's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Portfolio.

     In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for investing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

     The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

     Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

     GENERAL


     The Portfolio offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Class Z shares are offered without a sales charge, CDSC, service fee or distribution fee, exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates. Investors meeting these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Prospectus. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

selecting which Class of shares to purchase.


     Purchases of Portfolio shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other brokers/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees, of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or introducing brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

date. In all other cases, payment must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through pre-authorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

     INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:

                                                                     Dealers'
                              Sales Charge      Sales Charge        Reallowance
                                  % of             as % of            as % of
Amount of Investment         Offering Price    Amount Invested    Offering Price
--------------------------------------------------------------------------------
   Less than  $ 25,000            5.00%             5.26%             4.50%
  $ 25,000 -    49,999            4.00              4.17              3.60
    50,000 -    99,999            3.50              3.63              3.15
   100,000 -   249,999            3.00              3.09              2.70
   250,000 -   499,999            2.00              2.04              1.80
   500,000 and over                 *                 *                 *
================================================================================


* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."


     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.


     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


single trust estate or single fiduciary account.


     INITIAL SALES CHARGE WAIVERS


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) purchases by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs; (g) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (h) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (i) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     RIGHT OF ACCUMULATION

     Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Port folio and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

     DEFERRED SALES CHARGE ALTERNATIVES


     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.


     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares,

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

                Year Since Purchase
                 Payment Was Made                        CDSC
--------------------------------------------------------------------------------
                  First                                  5.00%
                  Second                                 4.00
                  Third                                  3.00
                  Fourth                                 2.00
                  Fifth                                  1.00
                  Sixth and thereafter                   0.00
================================================================================


     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature."


     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

     To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

     SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

     401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.


     Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.


     Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

(a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.



     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

FUND NAME


Growth Funds

      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Large Capitalization Growth Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Small Cap Blend Fund, Inc.
      Smith Barney Special Equities Fund

Growth and Income Funds

      Concert Social Awareness Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Large Cap Value Fund
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds

   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc. -- U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


Tax-Exempt Funds

      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Municipal High Income Fund

Global-International Funds

      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio


Smith Barney Concert Allocation Series Inc.

      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

Money Market Funds

    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market Portfolio
================================================================================

  * Available for exchange with Class A, Class C and Class Y shares of the Portfolio.
 ** Available for exchange with Class A and Class B shares of the Portfolio. In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

***  Available for exchange with Class A shares of the Portfolio.
  +  Available for exchange with Class B and Class C shares of the Portfolio.

 ++ Available for exchange with Class A and Class Y shares of the Portfolio. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange those shares for Class C shares of this fund.

+++  Available for exchange with Class A and Class Y shares of the Portfolio.


     Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.


     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Port folio that have been exchanged.

     Class A and Class Y Exchanges. Class A and Class Y shareholders of the Portfolio who wish to ex change all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the ex change privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the share holder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) re deem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------


other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholdersThe Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a share holder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


     Smith Barney World Funds, Inc./International Equity Portfolio Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 5128
     Westborough, Massachusetts 01581-5128


     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the share holder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

   TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

   Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

   Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

   Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Port folio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

From time to time the Fund may advertise the Portfolio's total return and average annual total return in advertisements. In addition, in other types of sales literature the Fund may include the Portfolio's current dividend return. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of the investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

     BOARD OF DIRECTORS


     Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

     MANAGER

     The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Port folio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Port folio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement Research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the Portfolio's last fiscal year the management fee was 0.85% of the Portfolio's average net assets and the total operating expenses were 1.31% for Class A shares; 2.11% for Class B shares; 2.12% for Class C shares; and 0.94% for Class Y shares.


     The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


     PORTFOLIO MANAGEMENT

     The Portfolio is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion in global equity assets for other investment companies and managed accounts. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney International Incorporated. Mr. James Conheady, Mr. Rein van der Does and Mr. Jeffrey Russell, all Vice Presidents of the Portfolio and Managing Directors of Smith Barney, are members of the international equity team, and have been responsible for the day to day operations of the Portfolio, including making all investment decisions, since November 1991.

     Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

     Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------


Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z shares of the Portfolio represent interests in the assets of the Port folio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertains to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.


     The Chase Manhattan Bank, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Portfolio's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

--------------------------------------------------------------------------------

                                                                    SMITH BARNEY
                                                                    ------------

                                                A Member of TravelersGroup[LOGO]

                                                                    Smith Barney
                                                               World Funds, Inc.
                                                                   International
                                                                Equity Portfolio

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                    FD 0667 2/98

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.

                                                                   International
                                                                          Equity
                                                                       Portfolio

                                                             Class Z Shares Only

                                                               FEBRUARY 27, 1998

                                                   Prospectus begins on page one


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                     February 27, 1998
--------------------------------------------------------------------------------


   Smith Barney World Funds, Inc.
   International Equity Portfolio
   388 Greenwich Street
   New York, New York 10013
   (800) 451-2010


      The International Equity Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Portfolio seeks a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. The Portfolio may borrow for investment purposes, which involves certain risk considerations; see "Leverage."

      This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

      The Class Z shares described in this Prospectus are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans").


      Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


SMITH BARNEY INC.
Distributor


MUTUAL MANAGEMENT CORP.
Investment Manager


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
Portfolio Expenses                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           4
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                   5
--------------------------------------------------------------------------------
Valuation of Shares                                                           13
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            14
--------------------------------------------------------------------------------
Purchase, Exchange and Redemption of Shares                                   16
--------------------------------------------------------------------------------
Performance                                                                   16
--------------------------------------------------------------------------------
Management of the Fund                                                        17
--------------------------------------------------------------------------------
Additional Information                                                        19
--------------------------------------------------------------------------------



================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Portfolio Expenses
--------------------------------------------------------------------------------


      The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Portfolio, based on operating expenses for Class Z shares for the fiscal year ended October 31, 1997:

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
        Management fees........................ 0.85%
        Other expenses......................... 0.09
                                                ----
        Total Portfolio Operating Expenses .... 0.94%
                                                ====


      The nature of the services for which the Fund pays management fees is described under "Management of the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example

      The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Management of the Fund."


International Equity Portfolio        1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
An investor would pay the following
  expenses on a $1,000 investment in
  Class Z shares of the Portfolio,
  assuming (1) a 5.00% annual return
  and (2) redemption at the end of
  each time period:                    $10         $30         $52        $115


      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.


For a share of capital stock outstanding throughout the year:


International Equity Portfolio               1997(1)     1996(1)     1995(2)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $  18.62    $  17.12    $  18.38
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.05        0.14        0.13*
  Net realized and unrealized gain (loss)       1.75        1.57       (1.12)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.80        1.71       (0.99)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income(3)                     (0.06)      (0.21)      (0.17)
  Net realized gains                              --          --       (0.10)
--------------------------------------------------------------------------------
Total Distributions                            (0.06)      (0.21)      (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                $  20.36    $  18.62    $  17.12
--------------------------------------------------------------------------------
Total Return                                    9.69%      10.13%      (5.03)%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $131,709    $119,408    $ 94,387
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                   0.94%       0.97%       1.10%+
  Net investment income                         0.22        0.55        1.06+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                           35%         46%         42%
================================================================================
Average commissions paid on
  equity security transactions(5)(6)        $   0.03    $   0.02    $   0.01
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(3) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.

(4) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Z would have been 0.91% and 1.02%+, respectively.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(6) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.05% to 1.0%.

*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      The investment objective of the Portfolio is to provide a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. There can be no assurance that the investment objective of the Portfolio will be achieved.

      Under normal market conditions, the Portfolio invests at least 65% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of the Portfolio's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percent or amount of the Portfolio's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.


      In seeking to achieve its objective, the Portfolio presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") have potential for growth of capital. However, there is no requirement that the Portfolio invest exclusively in common stocks or other equity securities and, if deemed advisable, the Portfolio may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). When the Manager believes that the return on debt securities will equal or exceed the return on common stocks, the Portfolio may, in seeking its objective of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Portfolio will be invested for capital appreciation or for income or any combination of both, the Manager regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.


      The Portfolio will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. Except as stated below, the Portfolio will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., Hungary, Poland,

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


the Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

      Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

      In determining the appropriate distribution of investments among various countries and geographic regions, the Manager ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Manager will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issuers.


      It is expected that Portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

      To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

      The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding securities" as defined in the Investment Company Act

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

of 1940 (the "1940 Act"). Certain of the Portfolio's investment policies are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

      INVESTMENT PRACTICES

      The Portfolio may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below. In addition, the Statement of Additional Information contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Portfolio to reduce such risks.

      In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Portfolio may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and financial instrument and market index futures contracts and related options contracts. The Portfolio may also use leverage, enter into repurchase transactions and lend its portfolio securities.


      Currency Transactions. The Portfolio will enter into various currency transactions, i.e., forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Portfolio may enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Portfolio is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Portfolio has exposure. The Portfolio may seek to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Manager,

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

      Interest Rate Transactions. The Portfolio will enter into various interest rate transactions, i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments and interest rate swaps. The Portfolio will enter into these transactions primarily to "lock in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitment to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The Portfolio will not enter into an interest rate swap transaction in which its interest commitment is greater or measured differently than the interest receivable on specific portfolio securities. Interest rate swaps may be combined with currency swaps to take advantage of rate differentials in different markets on the same or similar securities.

      The Portfolio may enter into futures contracts and options on futures contracts for non-hedging purposes, subject to applicable law.

      Market Index Transactions. The Portfolio may also enter into various market index contracts, i.e., index futures contracts on particular non-U.S. securities markets or industry segments and related put and call options. These contracts are used primarily to protect the value of the Portfolio's securities against a decline in a particular market or industry in which it is invested.

      General. The Portfolio will engage in the foregoing transactions primarily as a means to hedge risks associated with management of its portfolio. Investment in these contracts requires the Portfolio to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations an amount of cash or specified debt securities which initially is 1-5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates.

      Risks. All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's securities. In addition, these instruments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Portfolio's obligations. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result from an

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


increase in the value of such currency or security. The successful use of futures and options is dependent upon the ability of the Manager to predict changes in interest rates. Finally, the daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option. Transactions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets.


      With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.


      Options. The Portfolio may purchase put and call options on securities which are traded on an exchange in other markets, on currencies and, as developed from time to time, various futures contracts on market indexes and other instruments. Purchasing options may increase investment flexibility and improve total return, but may also subject the Portfolio to the risk of loss of the option premium if an asset the Portfolio has the option to buy declines in value or if an asset the Portfolio has the option to sell increases in value. In order to assure that the Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.


      Leverage. The Portfolio may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

      Leverage creates an opportunity for increased returns to shareholders of the Portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the Portfolio assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Portfolio which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

or dividends the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Portfolio.


      Repurchase Agreements and Lending Securities. The Portfolio may enter into repurchase agreements up to 25% of its assets and may lend for a fee portfolio securities amounting to up to 15% of its assets. These transactions must be fully collateralized at all times, and the Manager will monitor the value of the collateral, which will be marked to the market daily, to determine that the value is at least 100% of the agreed upon sum to be paid to the Portfolio. Repurchase agreements and lending of portfolio securities involve some credit risk to the Portfolio, if the other party defaults on its obligations, since the Portfolio could be delayed or prevented from recovering the collateral. The Portfolio currently does not expect that it will enter into repurchase agreements on more than 5% of its assets.

      When-Issued and Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. The Fund's custodian, Chase Manhattan Bank (the "Custodian"), will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Directors. The Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower then the purchase price of the general level of interest rates has changed.


Portfolio Transactions and Turnover

      Purchases and sales of securities, futures or options on futures on an exchange (including a board of trade), and options on securities may be effected through securities brokers or futures commission merchants that charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney. In order for Smith Barney

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

to effect any such transaction for the Fund, the commissions, fees or other remuneration received by Smith Barney must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" directors, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney are consistent with the foregoing standard. Brokerage transactions with Smith Barney are also subject to such fiduciary standards as may be imposed upon Smith Barney by applicable law.


      Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Portfolio's annual turnover rate will not exceed 100% in normal circumstances. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the Portfolio. See "Financial Highlights" for the Portfolio's annual turnover rate during each year since the inception of Class Z shares.


      Risk Factors

      Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities. In addition, concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

      Non-U.S. Securities. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts.

      Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors.

      Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


      One or more of the risks discussed above could affect adversely the economy of a developing market or the portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments may remain unsettled. There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

      Year 2000. The investment management services provided to the Portfolio by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


calculated. That failure could have a negative impact on the Portfolio's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Portfolio's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.


--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to Class Z by the total number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

      Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sale on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from the Portfolio's net assets. Any other investments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade

--------------------------------------------------------------------------------
Valuation of Shares (continued)
--------------------------------------------------------------------------------


infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

      Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the Manager, under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

      Dividends and Distributions

      The Fund declares and pays income dividends at least annually on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

      Unless a shareholder is eligible for qualified distributions and instructs that dividends and capital gain distributions on shares be paid in cash and credited to the shareholder's account, dividends and capital gain distributions will be reinvested automatically in additional shares of the Class at net asset value as of the close of business on the payment date, subject to no sales charge or CDSC.

      Taxes

      The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

      Dividends from net investment income and distributions of realized short-term

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

      Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio distributed to shareholders.

      If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consists of stock or securities of foreign corporations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income. The Portfolio's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Portfolio.

      Shareholders should consult their plan document or tax advisers about the tax consequences associated with participating in a Qualified Plan.

--------------------------------------------------------------------------------
Purchase, Exchange and Redemption of Shares
--------------------------------------------------------------------------------

Purchases of the Portfolio's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

Purchase orders received by Smith Barney prior to the close of regular trading on the NYSE on any day that the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day. Orders received after the close of regular trading on the NYSE are priced as of the time that the net asset value per share is next determined. See "Valuation of Shares." Certificates for Portfolio shares are issued upon request to the Fund's transfer agent.

Shareholders may redeem their shares on any day on which the Portfolio calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares should consult the terms of their Qualified Plan for redemption provisions.

      Holders of Class Z shares should consult their Qualified Plans for information about available exchange options.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

      From time to time the Portfolio may include its total return and average annual total return for Class Z share in advertisements. In addition, in other types of sales literature the Portfolio may include its current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard

--------------------------------------------------------------------------------
Performance(continued)
--------------------------------------------------------------------------------


 total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account.
 The Portfolio calculates current dividend return for Class Z by dividing the current dividend by the net asset value on the last day of the period for which current dividend return is presented. The current dividend return may vary from time to time depending on market conditions, the composition of the investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Portfolio's current return to yields published for other investment companies and other investment vehicles.
The Portfolio may also include comparative performance information in advertising or marketing the Class Z shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      Board Of Directors


      Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to its Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.


      Manager


      The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. The management fee for the Portfolio is 0.85% of average net assets and the total operating expenses were 0.94% for Class Z Shares for the year ended October 31, 1997.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------


      The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion.


      The Manager was incorporated on March 12, 1968 under the laws of Delaware. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

      Portfolio Management


      The Portfolio is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney International Incorporated. Mr. James Conheady, Mr. Rein Van der Does and Mr. Jeffrey Russell, all Vice Presidents of the Portfolio and Managing Directors of Smith Barney, are members of the international equity team and have been responsible for the day-to-day operations of the Portfolio, including making all investment decisions, since November 1991.

      Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


      Distributor

      Smith Barney is located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Travelers.
 18

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

The fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. the Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares.
  Class A, Class B, Class C, ClassY and Class Z shares of the
Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertains to a particular Class. As described under
"Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.  Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.
The Chase Manhattan Bank, located at Chase MetroTech Center,
 Brooklyn, New York 11245, serves as custodian of the Portfolio's investments.
First Data Investors Services Group, In., located at Exchange Place,
 Boston, Massachusetts 02109, serves as the Fund's transfer agent.
The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered.

                                        SMITH BARNEY

                                          A Member of TravelersGroup[LOGO]


                                                                    Smith Barney
                                                               World Funds, Inc.
                                                                   International
                                                                Equity Portfolio


                                                            388 Greenwich Street
                                                        New York, New York 10013


                                                                    FD 0660 2/98

                                   PROSPECTUS

                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.

                                                                   International
                                                                        Balanced
                                                                       Portfolio

                                                               FEBRUARY 27, 1998

                                                   Prospectus begins on page one

[LOGO]    Smith Barney Mutual Funds
          Investing for your future.
          Every day.

--------------------------------------------------------------------------------
Prospectus                                                    February 27, 1998
--------------------------------------------------------------------------------

   Smith Barney World Funds, Inc.
   International Balanced Portfolio
   388 Greenwich Street
   New York, New York 10013

   (800) 451-2010


      The International Balanced Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Portfolio seeks a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers. The Portfolio may borrow up to 15% of the value of its assets for investment purposes, which could be considered a speculative activity and which could result in greater risks or costs to the Portfolio. See "Borrowings" in the Appendix.

      This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


      Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.



SMITH BARNEY INC.
Distributor


MUTUAL MANAGEMENT CORP.
Investment Manager


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------

Investment Objective and Management Policies                                  13
--------------------------------------------------------------------------------
Valuation of Shares                                                           19
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            19
--------------------------------------------------------------------------------
Purchase of Shares                                                            22
--------------------------------------------------------------------------------
Exchange Privilege                                                            31
--------------------------------------------------------------------------------
Redemption of Shares                                                          34
--------------------------------------------------------------------------------
Minimum Account Size                                                          37
--------------------------------------------------------------------------------
Performance                                                                   37
--------------------------------------------------------------------------------
Management of the Fund                                                        38
--------------------------------------------------------------------------------
Distributor                                                                   40
--------------------------------------------------------------------------------
Additional Information                                                        41
--------------------------------------------------------------------------------
Appendix                                                                     A-1
--------------------------------------------------------------------------------


================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

      INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment company whose investment objective is to seek a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers. See "Investment Objective and Management Policies."


      ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."


      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

      Class C Shares. Class C shares are sold at net asset value with no initial

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to service or distribution fees.


      In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

      Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion future, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.


      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

      Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

      See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

      SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

      PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."


   INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

      SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

      REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


      MANAGEMENT OF THE PORTFOLIO Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."


      EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

      VALUATION OF SHARES Net asset value of the Portfolio for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

      DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

      REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

      RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. The Portfolio will invest in foreign securities. Investments in foreign securities incur

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

      THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operating expenses for its most recent fiscal year:

International Balanced Portfolio              Class A  Class B  Class C  Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
    (as a percentage of offering price) ...    5.00%    None     None     None
  Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever
    is lower) .............................    None*    5.00%    1.00%    None

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
  Management fees .........................    0.85%    0.85%    0.85%    0.85%
  12b-1 fees** ............................    0.25     1.00     1.00       --
  Other expenses ..........................    0.61     0.63     0.66     0.39
--------------------------------------------------------------------------------
Total Portfolio Operating Expenses ........    1.71%    2.48%    2.51%    1.24%
================================================================================
      *Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

      **Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


      Class A shares of the Portfolio purchased through the Smith Barney AssetOne(SM). Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM)

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example

      The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."


International Balanced Portfolio                1 Year 3 Years 5 Years 10 Years*
-------------------------------------------------------------------------------
An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Class A ...................................   $67    $101    $138    $242
    Class B ...................................    75     107     142     263
    Class C ...................................    35      78     134     285
    Class Y ...................................    13      39      68     150
An investor would pay the following expenses on
  the same investment, assuming the same
  annual return and no redemption:
    Class A ...................................   $67    $101    $138    $242
    Class B ...................................    25      77     132     263
    Class C ...................................    25      78     134     285
    Class Y ...................................    13      39      68     150
-------------------------------------------------------------------------------


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.


For a share of each class of capital stock outstanding throughout each year:


                                                                        Class A Shares
                                                    ----------------------------------------------------------
International Balanced Portfolio                    1997(1)         1996(1)          1995           1994(2)
==============================================================================================================

Net Asset Value, Beginning of Year                  $13.90          $12.64          $12.20          $12.00
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                            0.18            0.26            0.35            0.07
  Net realized and unrealized gain (loss)            (0.41)           1.35            0.48            0.13
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  (0.23)           1.61            0.83            0.20
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.15)          (0.35)          (0.39)             --
  Capital                                            (0.20)             --              --              --
--------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.35)          (0.35           (0.39)             --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $13.32          $13.90          $12.64          $12.20
--------------------------------------------------------------------------------------------------------------
Total Return*                                        (1.71)%         12.89            7.05%           1.67%++
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $11,072         $16,116         $17,667         $20,634
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                                         1.71%           1.81%           1.62%           1.34%+
  Net investment income                               1.32            1.94            2.89            1.37+
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                197%            189%             42%              6%
==============================================================================================================
Average commissions paid on
  equity security transactions(4)(5)                 $0.03           $0.03           $0.02              --
==============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


(2) For the period from August 25, 1994 (inception date) to October 31, 1994.

(3) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                                             Expense Ratios
                 Per Share Decreases to    Without Fee Waivers
                 Net Investment Income     and Custody Credits
                   -----------------        ----------------
                     1995   1994             1995    1994
                     -----   -----           -----   -----
    Class A          $0.04   $0.02           1.96%   2.03%+


    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.72% and 1.52%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.


(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(5) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


* Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


                                                       Class B Shares
                                               -------------------------------
International Balanced Portfolio               1997(1)    1996(1)    1995(2)
==============================================================================
Net Asset Value, Beginning of Year             $13.90     $12.65     $12.08
------------------------------------------------------------------------------
Income From Operations:
  Net investment income(3)                       0.07       0.15       0.36
  Net realized and unrealized gain (loss)       (0.41)      1.36       0.50
------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.34)      1.51       0.86
------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.08)     (0.26)     (0.29)
  Capital                                       (0.10)        --         --
------------------------------------------------------------------------------
Total Distributions                             (0.18)     (0.26)     (0.29)
------------------------------------------------------------------------------
Net Asset Value, End of Year                   $13.38     $13.90     $12.65
------------------------------------------------------------------------------
Total Return*                                   (2.45)%    12.05%      7.33%++
------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $4,813     $5,258     $3,064
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                                    2.48%      2.62%      2.49%+
  Net investment income                          0.53       1.14       3.11+
------------------------------------------------------------------------------
Portfolio Turnover Rate                           197%       189%        42%
------------------------------------------------------------------------------
Average commissions paid on
  equity security transactions(4)(5)            $0.03      $0.03      $0.02
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects per share data for the period.

(2) For the period from November 7, 1994 (inception date) to October 31, 1995.

(3) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                                            Expense Ratio
               Per Share Decrease to     Without Fee Waivers
               Net Investment Income     and Custody Credits
                 -----------------        ----------------
                      1995                      1995
                      ----                      -----
   Class B            0.04                      2.86+


    In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.53% and 2.39%+, respectively.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(5) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


* Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


                                                                        Class C Shares
                                                    -------------------------------------------------------
International Balanced Portfolio                    1997(1)       1996(1)          1995(2)        1994(3)
===========================================================================================================
Net Asset Value, Beginning of Year                  $13.87        $12.63          $12.18          $12.00
-----------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                            0.08          0.15            0.28            0.05
  Net realized and unrealized gain (loss)            (0.42)         1.35            0.46            0.13
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  (0.34)         1.50            0.74            0.18
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.08)        (0.26)          (0.29)             --
  Capital                                            (0.10)           --              --              --
-----------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.18)        (0.26)          (0.29)             --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $13.35        $13.87          $12.63          $12.18
-----------------------------------------------------------------------------------------------------------
Total Return*                                        (2.46)%       11.99%           6.29%           1.50%++
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                      $3,642         $4,86          $4,317          $4,310
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                         2.51%         2.62%           2.37%           2.03%+
  Net investment income                               0.60          1.14            2.33            0.79+
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                197%          189%             42%              6%
===========================================================================================================
Average commissions paid on
  equity security transactions(5)(6)                 $0.03         $0.03           $0.02              --
===========================================================================================================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) On November 7, 1994, the former Class B shares were renamed Class C shares.

(3) For the period from August 25, 1994 (inception date) to October 31, 1994.

(4) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                                            Expense Ratio
               Per Share Decrease to     Without Fee Waivers
               Net Investment Income     and Custody Credits
                 -----------------        ----------------
                   1995    1994            1995    1994
                   ----    ----            -----   -----
     Class C       $0.04   $0.02           2.71%   2.74%+


    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.53% and 2.27%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.


(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(6) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


* Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:


                                                         Class Y Shares
                                                   ---------------------------
International Balanced Portfolio                    1997(1)        1996(1)(2)
==============================================================================
Net Asset Value, Beginning of Year                  $13.93           $13.15
------------------------------------------------------------------------------
Income From Operations:
  Net investment income                               0.25             0.32
  Net realized and unrealized gain(loss)             (0.42)            0.75
------------------------------------------------------------------------------
Total Income (Loss) From Operations                  (0.17)            1.07
------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.18)           (0.29)
  Capital                                            (0.23)              --
------------------------------------------------------------------------------
Total Distributions                                 (0..41)           (0.29)
------------------------------------------------------------------------------
Net Asset Value, End of Year                        $13.35           $13.93
------------------------------------------------------------------------------
Total Return                                         (1.28)%           8.21%++
------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $42,380          $19,387
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                                         1.24%            1.21%+
  Net investment income                               1.83             2.55+
------------------------------------------------------------------------------
Portfolio Turnover Rate                                197%             189%
==============================================================================
Average commissions paid on
  equity security transactions(4)(5)                 $0.03            $0.03
==============================================================================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from February 7, 1996 (inception date) to October 31, 1996.


(3) During the period ended October 31, 1996, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratio for Class Y would have been 1.12%+.


(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(5) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      The investment objective of the Portfolio is to provide a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers. The Portfolio's investment objective may be changed only with the approval of a majority of the Portfolio's outstanding shares. There can be no assurance that the investment objective of the Portfolio will be achieved.


      Under normal market conditions, the Portfolio will invest its assets in an international portfolio of equity securities (consisting of dividend and non-dividend paying common stocks, preferred stocks, convertible securities, American Depositary Receipts and rights and warrants to such securities) and debt securities (consisting of corporate debt securities, sovereign debt instruments issued by governments or governmental entities, including supranational organizations such as the World Bank, and U.S. and foreign money market instruments). The Portfolio attempts to achieve a balance between equity and debt securities. However, the proportion of equity and debt held by the Portfolio at any one time will depend on the investment adviser's views on current market and economic conditions. The investment adviser will evaluate economic and political factors in attempting to identify countries and industries likely to produce above-average investment opportunities. The Portfolio will invest in securities of issuers that, in the investment adviser's opinion, are well positioned to benefit from these factors.


      Investments may be made for capital appreciation and for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. Under normal conditions, no more than 70%, nor less than 30%, of the Portfolio's assets will be invested in either equity or debt securities; however, there is no limitation on the percent or amount of the Portfolio's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income. In determining whether the Portfolio will be invested for capital appreciation or for income or any combination of both, the investment adviser regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.

      The Portfolio is organized as a non-diversified series, but will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in business activities in not less than three different countries outside of the United States. The Portfolio may invest in companies organized or governments located in any area of the world: the Far East (e.g., Hong Kong, Japan, Malaysia, Singapore), Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland, United Kingdom), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America

(e.g., Chile, Mexico and Venezuela), the Middle East, Africa, Asia, Australia, New Zealand and Canada. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

      Under unusual economic or market conditions as determined by the investment adviser, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. government securities, debt or equity securities of companies incorporated in and having their principal business activities in the United States or in U.S., as well as foreign, money market instruments and equivalents. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

      In analyzing a company for equity investment, the investment adviser ordinarily looks at one or more of the following characteristics: earnings growth per share; return on invested capital; balance sheet attributes; financial and accounting policies and overall financial strength; competitive advantages; research and product development and marketing; service; pricing flexibility; management; and general operating characteristics which may enable a company to compete successfully in its marketplaces. Ordinarily, the investment adviser will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issues.

      It is expected that equity securities purchased by the Portfolio will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets. The Portfolio will invest in a broad range of industries and sectors and will mainly invest in securities issued by companies with market capitalization of at least $50,000,000.

      Investments in debt securities will be allocated based upon the investment adviser's analysis of credit risk and its consideration of a number of factors, including: prospects for relative economic growth between the different countries in which the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors. Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Portfolio. The debt securities in which the Portfolio expects to invest will generally range in maturity from two to ten years. Debt securities of developed foreign countries must be rated as investment grade at the time of purchase. Investment grade securities are those rated in the top four ratings categories by a nationally recognized statistical rating organization or that are unrated but judged by the investment adviser to be of comparable quality. If the rating drops below investment grade subsequent to purchase, the investment adviser will not necessarily sell the security, but will consider such an event in determining whether the Portfolio should continue to hold the security. Securities rated in the lowest category of investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. Debt securities of emerging market countries may be rated below investment grade (commonly known as "junk bonds") and could include securities that are in default as to payments of principal or interest. Up to 25% of the total assets of the Portfolio may be invested in securities of emerging market countries. Please see the Statement of Additional Information for a complete description of the ratings referred to above.

      In determining the appropriate distribution of investments among various countries and geographic regions, the investment adviser ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered.

      The relative performance of foreign currencies is an important factor in the Portfolio's performance. The investment adviser may manage the Portfolio's exposure to various currencies to take advantage of different yield, risk and return characteristics that different currencies can provide for U.S. investors. To manage exposure to currency fluctuations, the Portfolio may enter into currency forward contracts (agreements to exchange one currency for another at a future date) or currency swap agreements, buy and sell options and futures contracts relating to foreign currencies, and purchase securities indexed to foreign currencies. The Portfolio will use currency forward contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. The Portfolio will use options and futures contracts relating to foreign currencies to allow the investment adviser to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. There is no overall limitation on the amount of the Portfolio's assets that may be committed to currency management strategies.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


      Refer to the Appendix or the Statement of Additional Information for further information on the Portfolio's investments, including options and futures contracts, swap agreements and indexed securities (sometimes referred to as "derivatives"); loans and other direct debt instruments, floating and variable rate income securities, zero coupon, discount and payment-in-kind securities, premium securities, Yankee bonds, borrowings, repurchase agreements, reverse repurchase agreements, securities loans, foreign repurchase agreements, illiquid investments, restricted securities, and delayed-delivery transactions.


      PORTFOLIO TRANSACTIONS AND TURNOVER

      All orders for transactions in securities and options on behalf of the Portfolio are placed by the investment adviser with broker/dealers that the investment adviser selects, including Smith Barney and other affiliated brokers. Brokerage will be allocated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. The same standard applies to the use of Smith Barney as a commodities broker in connection with entering into options and futures contracts. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

      Under certain market conditions, the Portfolio may experience high portfolio turnover as a result of its investment strategies. For example, the exercise of a substantial number of options written by the Portfolio and the purchase or sale of securities by the Portfolio in anticipation of a rise or decline in interest rates could result in high portfolio turnover. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the Portfolio. While the Portfolio does not intend to engage in short-term trading, it will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objectives and policies. Although the Portfolio cannot predict precisely its portfolio turnover rate, it presently estimates that its annualized portfolio turnover rate will generally not exceed 200% with respect to the debt portion of its assets and 100% with respect to the equity portion of its assets. See "Financial Highlights" for the Portfolio's annual turnover rate during each year since inception.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      RISK FACTORS

      General. Investors should realize that risk of loss is inherent in the ownership of any securities and that the Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. For debt securities, the market value is subject to changing interest rates, which generally vary inversely from the prices of debt securities. The Portfolio normally will invest in a substantial number of issuers; however, the Portfolio has registered under the Investment Company Act of 1940 (the "Act") as a "non-diversified" fund so that it will be able to invest more than 5% of its assets in the securities of an issuer. Since, as a "non-diversified" fund, the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Portfolio may be subject to greater credit and liquidity risks with respect to its individual portfolio than a fund that is more broadly diversified. In addition, concentration of the Portfolio's assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated. Please see the Appendix for additional information about the risks associated with an investment in the Portfolio.

      Non-U.S. Securities. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, repatriation, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

      There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Portfolio might also have greater difficulty taking appropriate legal action in non-U.S. courts.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors.

      Securities of Emerging Market Countries. An emerging market country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of emerging market countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


      One or more of the risks discussed above could affect adversely the economy of a developing market or the Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership of policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.


      Many of the Portfolio's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.


   Year 2000. The investment management services provided to the Portfolio by the investment adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Portfolio's operations, including the handling of securities trades, pricing and account services. The investment adviser and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the investment adviser has been advised by the Portfolio's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the investment adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

      Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Directors. Portfolio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors or under the direction of the Board of Directors. A security that is traded primarily on an exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Long-term debt obligations are valued at the average of the quoted bid and asked prices for such securities or, if such prices are not available, at the prices for securities of comparable maturity, quality and type; however, when the investment adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS

      The Fund declares and pays quarterly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

      If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

      Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

      The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

      TAXES

      The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.

      Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 3l.

      Under Internal Revenue Code sections 988 and 1256, unrealized gains (losses) from certain foreign currency positions are treated as ordinary income
(loss) at year end. Due to the uncertainty during the taxable year surrounding the amount that might ultimately be treated as a net ordinary loss under these rules, dividends made during the year may have to be reclassified as distributions of short-term capital gain at the end of the year. Distributions of short-term capital gain and net investment income will generally be treated as ordinary income to shareholders for tax purposes.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

      Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio distributed to shareholders.

      If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consist of stock or securities of foreign corporations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or nonresident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income. The Portfolio's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Portfolio.

      In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in the tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for investing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

      The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

      Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

      GENERAL


      The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary --Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

      Purchases of Portfolio shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

      Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

      Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

      SYSTEMATIC INVESTMENT PLAN

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

      The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:

                                                               Dealers'
                         Sales Charge     Sales Charge       Reallowance
                            % of             as % of           as % of
Amount of Investment    Offering Price   Amount Invested    Offering Price
--------------------------------------------------------------------------
  Less than $ 25,000          5.00%            5.26%            4.50%
$ 25,000 -    49,999          4.00             4.17             3.60
  50,000 -    99,999          3.50             3.63             3.15
 100,000 -   249,999          3.00             3.09             2.70
 250,000 -   499,999          2.00             2.04             1.80
 500,000 and over             *                *                *
==========================================================================


*Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."


      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.


      The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


      INITIAL SALES CHARGE WAIVERS

      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


      RIGHT OF ACCUMULATION


      Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


      GROUP PURCHASES

      Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Section 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

      LETTER OF INTENT

      Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


      Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Portfolio

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


and agree to purchase a total of $15,000,000 of Class Y shares of the same Portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


      DEFERRED SALES CHARGE ALTERNATIVES


      CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.


      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

        Year Since Purchase
         Payment Was Made                       CDSC
-------------------------------------------------------------------------------
            First                               5.00%
            Second                              4.00
            Third                               3.00
            Fourth                              2.00
            Fifth                               1.00
            Sixth and thereafter                0.00
================================================================================

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


      Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."


      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      WAIVERS OF CDSC

      The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

      SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

      Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

      The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

      Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

      Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

      401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares,

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

      401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM), if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

      Any Participating Plan in the Smith Barney 401(k) Program or ExecChoice(TM), whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.


      Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.


      Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

      At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares --Deferred Sales Charge Alternatives."

      No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

      The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

FUND NAME


Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Large Capitalization Growth Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc. -- Large Cap Value Fund
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

Taxable Fixed-Income Funds

 ** Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
+++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
    Smith Barney Funds, Inc. -- U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

Tax-Exempt Funds

    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
  * Smith Barney Intermediate Maturity California Municipals Fund
  * Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
  * Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio
    Smith Barney Muni Funds -- New York Portfolio
    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Municipal High Income Fund

Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc. -- Emerging Markets Portfolio

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

    Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
    Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

Money Market Funds

  + Smith Barney Exchange Reserve Fund
 ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
 ++ Smith Barney Money Funds, Inc. -- Government Portfolio
*** Smith Barney Money Funds, Inc. -- Retirement Portfolio
+++ Smith Barney Municipal Money Market Fund, Inc.
+++ Smith Barney Muni Funds -- California Money Market Portfolio
+++ Smith Barney Muni Funds -- New York Money Market Portfolio
================================================================================

* Available for exchange with Class A, Class C and Class Y shares of the Portfolio.


** Available for exchange with Class A and Class B shares of the Portfolio. In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund. *** Available for exchange with Class A shares of the Portfolio.


+   Available for exchange with Class B and Class C shares of the Portfolio.


++ Available for exchange with Class A and Class Y shares of the Portfolio. Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange those shares for Class C shares of this fund.


+++ Available for exchange with Class A and Class Y shares of the Portfolio.


      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.


      Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Portfolio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


      If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


NYSE is closed or as permitted under the Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


      Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


      Smith Barney World Funds, Inc./ International Balanced Portfolio Class A, B, C, or Y (please specify)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts 01581-5128


      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

      AUTOMATIC CASH WITHDRAWAL PLAN

      The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.


      TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

      Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

      Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------


      From time to time the Portfolio may include its total return, average annual total return and current dividend return in advertisements and or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class's current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      BOARD OF DIRECTORS

      Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

      MANAGER

      The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Portfolio, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the services provided by the Manager, the Portfolio pays the Manager an annual fee calculated at the rate of 0.85% of the Portfolio's average daily net assets, paid monthly. Although this fee is higher than that paid by most investment companies, the Portfolio's management has determined that it is comparable to the

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------


fee charged by other investment advisers of investment companies that have similar investment objectives and policies. Total operating expenses incurred by the Portfolio during its last fiscal year were 1.71% for Class A shares; 2.48% for Class B shares; 2.51% for Class C shares; and 1.24% for Class Y shares.


      The management agreement further provides that all other expenses not specifically assumed by the Manager under the management agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.


      The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


      PORTFOLIO MANAGEMENT

      The Portfolio is managed by Maurits E. Edersheim, Jeffrey Russell, James Conheady and Victor Filatov. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney International Incorporated. Mr. Conheady and Mr. Russell, both Vice Presidents of the Fund and Managing Directors of Smith Barney, are members of the International Money Management team. Mr. Filatov is a Vice President of the Fund and President and Director of Smith Barney Global Capital Management, Inc., an affiliate of Smith Barney. He is also a Managing Director of Smith Barney. Prior to joining Smith Barney in 1993, Mr. Filatov was a Vice President of J.P. Morgan Securities, Inc.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------


      The percentage of the Portfolio's assets to be invested in equity and debt securities will be determined by an asset allocation committee, made up of Mr. Russell, Mr. Filatov and Heath B. McLendon, who is President and Chief Executive Officer of the Fund.

      Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

      Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

      The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

      Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C and Class Y shares of the Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

      The Chase Manhattan Bank, located at Chase MetroTech Center, Brooklyn New York 11245, serves as custodian of the Portfolio's investments.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.


      The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

--------------------------------------------------------------------------------
Appendix
--------------------------------------------------------------------------------


      FOREIGN CURRENCIES. The value of the Portfolio's investments, and the value of dividends and interest earned by the Portfolio, may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Portfolio. Although the investment adviser may attempt to manage currency exchange rate risks, there is no assurance that the investment adviser will do so at an appropriate time or that the investment adviser will be able to predict exchange rates accurately. For example, if the investment adviser increases the Portfolio's exposure to a foreign currency, and that currency's value subsequently falls, the investment adviser's currency management may result in increased losses to the Portfolio. Similarly, if the investment adviser hedges the Portfolio's exposure to a foreign currency, and that currency's value rises, the Portfolio will lose the opportunity to participate in the currency's appreciation.


      OPTIONS AND FUTURES CONTRACTS. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Portfolio may invest in options and futures based on any type of security, index, or currency, including options and futures traded on foreign exchanges and options not traded on exchanges.


      Options and futures can be volatile investments, and involve certain risks. If the investment adviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.


      The Portfolio will not hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, the Portfolio will not buy futures or write puts whose underlying value exceeds 25% of its total assets, and will not buy calls with a value exceeding 5% of its total assets.

      SWAP AGREEMENTS. As one way of managing its exposure to different types of investments, the Portfolio may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount for a specified period of time. If a swap

--------------------------------------------------------------------------------
Appendix (continued)
--------------------------------------------------------------------------------

agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of a index or mortgage prepayment rates.

      Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

      INDEXED SECURITIES. The Portfolio may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than underlying instrument itself. No more than 5% of the Portfolio's assets will be invested in inverse floaters.

      SOVEREIGN DEBT OBLIGATIONS. The Portfolio may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

      LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The Portfolio may purchase interests in amounts owed by a corporate, governmental, or other borrower to another party. These interests may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or mis-

--------------------------------------------------------------------------------
Appendix (continued)
--------------------------------------------------------------------------------

representation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Portfolio to supply additional cash to the borrower on demand.

      FLOATING AND VARIABLE RATE INCOME SECURITIES. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease and may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

      ZERO COUPON, DISCOUNT AND PAYMENT-IN-KIND SECURITIES. The Portfolio may invest in "zero coupon" and other deep discount securities of governmental or private issuers. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

      PREMIUM SECURITIES. The Portfolio may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Portfolio will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Portfolio a higher level of investment income distributable to shareholders on a current basis than if the Portfolio purchased securities bearing current market rates of interest. If securities purchased by the Portfolio at a premium are called or sold prior to maturity, the Portfolio will recognize a capital loss to the extent the call or sale price is less than the purchase

--------------------------------------------------------------------------------
Appendix (continued)
--------------------------------------------------------------------------------

price. Additionally, the Portfolio will recognize a capital loss if it holds such securities to maturity.

      YANKEE BONDS. The Portfolio may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

      BORROWINGS. The Portfolio may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets so long as the Portfolio maintains asset coverage ratios specified in the Act. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

      Leverage creates an opportunity for increased returns to shareholders of the Portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the Portfolio assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Portfolio which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Portfolio.


      REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Portfolio may enter into repurchase agreements on up to 25% of its assets and may lend for a fee portfolio securities amounting to up to one-third of its assets. These transactions must be fully collateralized at all times, and the investment adviser will monitor the value of the collateral, which will be marked to the market daily, to determine that the value is at least 100% of the agreed upon sum to be paid to the Portfolio. Repurchase agreements and lending of portfolio securities involve some credit risk to the Portfolio, if the other party defaults on its obligations, since the Portfolio could be delayed or prevented from recovering the collateral.


      FOREIGN REPURCHASE AGREEMENTS. In addition to repurchase agreements solely in U.S. markets, the Portfolio may enter into repurchase agreements

--------------------------------------------------------------------------------
Appendix (continued)
--------------------------------------------------------------------------------

with respect to foreign securities and repurchase agreements denominated in foreign currencies. Foreign repurchase agreements may be less well secured than repurchase agreements in U.S. markets, and may involve greater risks of loss if the counterparty should default on its obligations. As a result, the creditworthiness of the other party is an especially important concern.


      ILLIQUID INVESTMENTS. The Portfolio may invest up to 15% of its assets in illiquid investments. Under the supervision of the Board of Directors, the investment adviser determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price.


      RESTRICTED SECURITIES. The Portfolio may invest no more than 5% of its total assets in securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities (excluding securities issued pursuant to Rule 144A of the Securities Act of 1933) are considered to be illiquid and are subject to the 15% limitation on investments in illiquid securities.


      DELAYED-DELIVERY TRANSACTIONS. The Portfolio may buy and sell securities on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuation in the Portfolio's yield. Although the Portfolio has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Portfolio will maintain a segregated account with its custodian of cash, debt securities of any grade or equity securities, denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such transactions, provided such securities have been determined by the investment adviser to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Directors.

                                                                    SMITH BARNEY
                                                                    ------------

                                                A Member of TravelersGroup[LOGO]

                                                                    Smith Barney
                                                               World Funds, Inc.
                                                                   International
                                                              Balanced Portfolio

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                    FD 0575 2/98

P R O S P E C T U S


                                                  SMITH BARNEY WORLD FUNDS, INC.
                                                               Pacific Portfolio

                                                          FEBRUARY 27, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE
LOGO    Smith Barney Mutual Funds
        INVESTING FOR YOUR FUTURE.
        EVERY DAY.

PROSPECTUS
                                                         FEBRUARY 27, 1998
Smith Barney World Funds, Inc.
Pacific Portfolio
388 Greenwich Street
New York, New York 10013

(800) 451-2010

 The Pacific Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund"). The Port-folio's primary investment objective is long-term capital appreciation. In seeking to achieve its objective, the Portfolio will invest primarily in a diversified portfolio of equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guin-ea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

 This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Portfolio is contained in a Statement of Additional Information dated February 27, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   13
-------------------------------------------------
VALUATION OF SHARES                            20
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             21
-------------------------------------------------
PURCHASE OF SHARES                             24
-------------------------------------------------
EXCHANGE PRIVILEGE                             33
-------------------------------------------------
REDEMPTION OF SHARES                           36
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           38
-------------------------------------------------
PERFORMANCE                                    39
-------------------------------------------------
MANAGEMENT OF THE FUND                         39
-------------------------------------------------
DISTRIBUTOR                                    41
-------------------------------------------------
ADDITIONAL INFORMATION                         42
-------------------------------------------------



--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY
  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment com-pany whose primary investment objective is to seek long-term capital apprecia-tion. In seeking to achieve its objective, the Portfolio will invest primarily in a diversified portfolio of equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand ("Asia Pacific Countries"). See "Invest-ment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and cir-cumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfo-lio's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of

$500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privi-lege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eli-gible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares-- Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Portfolio shares through the Systematic Invest-ment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quar-terly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE PORTFOLIO Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the "Manager") serves as the Portfolio's invest-ment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Man-agement of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day may be quoted daily in the financial section of many newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfo-lio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfo-lio invests. The Portfolio will invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Portfolio's operat-ing expenses for its most recent fiscal year:

  PACIFIC PORTFOLIO                            CLASS A CLASS B CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*   5.00%   1.00%   None
  ANNUAL PORTFOLIO OPERATING EXPENSES**
    (as a percentage of average net assets)
    Management fees                             0.85%   0.85%   0.85%   0.85%
    12b-1 fees***                               0.25    1.00    1.00     --
    Other expenses                              2.27    2.39    2.59    2.27
------------------------------------------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES            3.37%   4.24%   4.44%   3.12%
------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  **For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended October 31, 1997.

 *** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge per-mitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Portfolio purchased through the Smith Barney
AssetOne SM Program will be subject to an annual asset-based fee, payable quar-terly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  PACIFIC PORTFOLIO                           1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $82    $148    $217     $397
    Class B..................................   93     159     226      424
    Class C..................................   55     134     225      457
    Class Y..................................   31      96     163      343
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................  $82    $148    $217     $397
    Class B..................................   43     129     216      424
    Class C..................................   45     134     225      457
    Class Y..................................   31      96     163      343
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. No information is presented for Class Y shares because there were no Class Y shares outstanding during the presented years.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                CLASS A SHARES
                                         ----------------------------------
PACIFIC PORTFOLIO                         1997    1996(1)   1995    1994(2)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $10.18   $10.07   $12.92   $12.50
-----------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss(3)                   (0.17)   (0.14)   (0.01)   (0.07)
 Net realized and unrealized gain (loss)  (1.55)    0.25    (2.84)    0.49
-----------------------------------------------------------------------------
Total Income (Loss) From Operations       (1.72)    0.11    (2.85)    0.42
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                       --       --       --       --
-----------------------------------------------------------------------------
Total Distributions                          --       --       --       --
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $8.46   $10.18   $10.07   $12.92
-----------------------------------------------------------------------------
TOTAL RETURN(P)                          (16.90)%   1.09%  (22.06)%   3.36%++
-----------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $4,750   $4,929   $4,409   $7,538
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                               3.37%    2.64%    1.97%    1.51%+
 Net investment loss                      (2.36)   (1.38)   (0.71)   (0.82)+
-----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     154%      86%      31%       6%
-----------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY
 TRANSACTIONS(4)(5)                       $0.01    $0.02    $0.01       --
-----------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)For the period from February 7, 1994 (inception date) to October 31, 1994.

(3)The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Pacific Portfolio for $30,862 of the Portfolio's expenses for the year ended October 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment and the expense ratios would have been as follows:

                        Expense
                        Ratios
                        Without
            Per Share     Fee
            Decreases   Waivers
             to Net       and
           Investment   Custody
             Income     Credits
           ----------   -------
           1995  1994  1995  1994
           ----- ----- ----  ----
  Class A  $0.14 $0.03 3.18% 1.87%+

 In addition, during the years ended October 31, 1996, and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.51% and 1.70%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

(4)As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

(5)Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these coun-tries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+Annualized.

(P)Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                  CLASS B SHARES
                                              -------------------------
PACIFIC PORTFOLIO                              1997    1996(1)  1995(2)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $10.01   $ 9.99   $12.64
--------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss(3)                        (0.27)   (0.23)   (0.01)
 Net realized and unrealized gain (loss)       (1.49)    0.25    (2.64)
--------------------------------------------------------------------------
Total Income (Loss) From Operations            (1.76)    0.02    (2.65)
--------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                            --       --       --
--------------------------------------------------------------------------
Total Distributions                               --       --       --
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $8.25   $10.01    $9.99
--------------------------------------------------------------------------
TOTAL RETURN(P)                               (17.58)%   0.20%  (20.97)%++
--------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                $3,558   $4,009   $1,031
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                                    4.24%    3.65%    3.39%+
 Net investment loss                           (3.07)   (2.26)   (1.47)+
--------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          154%      86%      31%
--------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY
 TRANSACTIONS(4)(5)                            $0.01    $0.02    $0.01
--------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)For the period from November 7, 1994 (inception date) to October 31, 1995.

(3)The Manager waived all or part of its fees for the period ended October 31, 1995. In addition, the Manager agreed to reimburse the Pacific Portfolio for $30,862 of the Portfolio's expenses for the period ended October 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment and the expense ratio would have been as follows:

                                    Expense Ratio
           Per Share Decrease to Without Fee Waivers
           Net Investment Income and Custody Credits
           --------------------- -------------------
                   1995                 1995
           --------------------- -------------------
  Class B          0.16                 4.90+

In addition, during the year ended October 31, 1996 and the period ended
   October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 3.47% and 3.06% (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

(4)As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

(5)Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these coun-tries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+Annualized.

(P)Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                 CLASS C SHARES
                                         -----------------------------------
PACIFIC PORTFOLIO                         1997    1996(1)  1995(2)   1994(3)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $9.98    $9.95   $12.86    $12.50
------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss(4)                   (0.27)   (0.24)   (0.02)    (0.11)
 Net realized and unrealized gain (loss)  (1.50)    0.27    (2.89)     0.47
------------------------------------------------------------------------------
Total Income (Loss) From Operations       (1.77)    0.03    (2.91)     0.36
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                       --       --       --        --
------------------------------------------------------------------------------
Total Distributions                          --       --       --        --
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $8.21    $9.98    $9.95    $12.86
------------------------------------------------------------------------------
TOTAL RETURN(P)                          (17.74)%   0.30%  (22.63)%    2.88%++
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $1,493   $1,612   $1,952    $3,167
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(4)                               4.44%    3.46%    2.69%     2.29%+
 Net investment loss                      (3.21)   (2.22)   (1.45)    (1.49)+
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    154%       86%      31%        6%
------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(5)(6)        $0.01    $0.02    $0.01        --
------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)On November 7, 1994, the former Class B shares were renamed Class C shares.

(3)For the period from February 11, 1994 (inception date) to October 31, 1994.

(4)The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Portfolio for $30,862 of the Portfolio's expenses for the year ended October 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                        Expense
                        Ratios
                        Without
            Per Share     Fee
            Decreases   Waivers
             to Net       and
           Investment   Custody
             Income     Credits
           ----------   -------
           1995  1994  1995  1994
           ----- ----- ----  ----
  Class C  $0.13 $0.03 3.88% 2.70%+

 In addition, during the years ended October 31 1996, and October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 3.29% and 2.42%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

(5) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

(6) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commissions on trades executed outside these coun-tries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.0%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+Annualized.

(P)Total returns do not reflect any applicable sales loads or contingent deferred sales charges.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Portfolio's investment objective is long-term capital appreciation through investment primarily in equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The Manager may add or delete countries from this list without prior notice to shareholders. There can be no assurance that the Portfolio will achieve its investment objective. The Portfolio is designed for investors seeking experienced professional management of a diver-sified portfolio of equity securities in the Asia Pacific Countries.

  The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940 (the "1940 Act"). The Portfolio's investment policies are nonfundamental and, as such, may be changed by the Board of Directors, pro-vided such change is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

  The Portfolio's investments will primarily consist of (i) securities traded principally on stock exchanges in the Asia Pacific Countries, (ii) securities of companies that derive 50% or more of their total revenue from either goods produced, sales made, or services performed in the Asia Pacific Countries and
(iii) securities (including American Depositary Receipts) of companies orga-nized under the laws of an Asia Pacific Country that are publicly traded on recognized securities exchanges outside of the Asia Pacific Countries.

  The Portfolio will normally invest at least 80% of its total assets in equity securities of companies in the Asia Pacific Countries, consisting of the securities listed above. For the purposes of the foregoing limitation equity securities include common stocks, preferred stocks, securities convert-ible into common or preferred stocks and warrants. The Portfolio may also invest up to 20% of its total assets in debt securities and other types of investments if the Manager believes they would help achieve the Portfolio's investment objective. The Portfolio will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. However, the Portfolio has no predetermined policy on the allocation of funds for investment among such countries or securities and allocation of the Portfolio's investments will depend upon the relative attractiveness of the Asian Pacific markets and particular issuers. Concentration of the Portfolio's assets in one or a few of the Asian Pacific Countries and Asian Pacific currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographi-cally concentrated.

  Under unusual economic or market conditions as determined by the Manager, the Portfolio may temporarily invest for defensive purposes all or a major portion of its assets in U.S. government securities or debt or equity securi-ties of companies incorporated in and having their principal business activities in the U.S. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

  In determining the appropriate distribution of investments among various countries and geographic regions, the Manager ordinarily considers the follow-ing factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business condi-tions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advan-tages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Manager will not view a company as being suffi-ciently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issuers.

  It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is princi-pally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets. The Portfolio may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. It may also invest in small and relatively less well-known companies. Debt securities in which the Portfolio may invest will generally be rated at the time of purchase at least Baa by Moody's Investors Service, LP ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"). Debt securities rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to pay interest and repay princi-pal than is the case with higher rated securities.

  To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equiva-lents.

 INVESTMENT PRACTICES
  The Portfolio may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below.

  Currency, Interest Rate and Other Hedging Transactions. In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Portfolio may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and financial instrument and market index futures contracts and related options contracts.

  Currency Transactions -- The Portfolio will enter into various currency transactions, i.e. forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one cur-rency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Portfolio may enter into these currency contracts and swaps in primarily the following circum-stances: to "lock in" the U.S. dollar equivalent price of a security the Port-folio is contemplating to buy or sell that is denominated in a non-U.S. cur-rency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Portfolio has exposure. The Portfolio may seek to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Manager, such currency is essentially corre-lated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

  Interest Rate Transactions -- The Portfolio will enter into various interest rate transactions, i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures con-tracts and on such financial instruments and interest rate swaps. The Portfo-lio will enter into these transactions primarily to "lock in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Portfolio anticipates pur-chasing at a later date. Interest rate swaps involve the exchange by the Port-folio with another party of their respective commitment to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The Portfolio will not enter into an interest rate swap transaction in which its interest commitment is greater or measured differently from the interest receivable on specific portfolio securities. Interest rate swaps may be combined with currency swaps to take advantage of rate differentials in dif-ferent markets on the same or similar securities.

  The Portfolio may enter into futures contracts and options on futures con-tracts for non-hedging purposes, subject to applicable law.

  Market Index Transactions -- The Portfolio may also enter into various market index contracts, i.e., index futures contracts on particular non-U.S. securi-ties markets or industry segments and related put and call options. These con-tracts are used primarily to protect the value of the Portfolio's securities against a decline in a particular market or industry in which it is invested.

  General -- The Portfolio will engage in the foregoing transactions primarily as a means to hedge risks associated with management of its portfolio. Invest-ment in these contracts requires the Portfolio to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations an amount of cash or specified debt securities which initially is 1-5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates.

  Risks -- All of the foregoing transactions present certain risks. In particu-lar, the variable degree of correlation between price movements of futures con-tracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's securities. In addition, these instru-ments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Portfo-lio's obligations. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses. Although the contem-plated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result from an increase in the value of such currency or security. The successful use of futures and options is dependent upon the ability of the Manager to predict changes. Finally, the daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the expo-sure is limited to the cost of the premium for the option. Transactions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets.

  With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfo-lio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.

  Options. The Portfolio may purchase put and call options on securities which are traded on an exchange in other markets, on currencies and, as developed from time to time, various futures contracts on market indexes and other instruments. Purchasing options may increase investment flexibility and improve total return, but may also subject the Portfolio to the risk of loss of the option premium if an asset the Portfolio has the option to buy declines in value or if an asset the Portfolio has the option to sell increases in val-ue. In order to assure that the Portfolio will not be deemed to be a "commod-ity pool" for purposes of the Commodity Exchange Act, regulations of the Com-modity Futures Trading Commission ("CFTC") require that the Portfolio enter into transactions in futures contracts and options on futures contracts only
(i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and pre-miums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.

  Leverage. The Portfolio may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrow-ing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage".

  Leverage creates an opportunity for increased returns to shareholders of the Portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Portfo-lio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the Portfolio assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Portfolio which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securi-ties might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Portfo-lio.

  Repurchase Agreements and Lending Securities. The Portfolio may enter into repurchase agreements with up to 25% of its assets and may lend for a fee portfolio securities amounting to up to 15% of its assets. These transactions must be fully collateralized at all times, and the Manager will monitor the value of the collateral, which will be marked to the market daily, to determine that the value is at least 100% of the agreed upon sum to be paid to the Portfolio. Repurchase agreements and lending of portfolio securities involve some credit risk to the Portfolio, if the other party defaults on its obligations, since the Portfolio could be delayed or prevented from recovering the collateral. The Portfolio currently does not expect that it will enter into repurchase agreements on more than 5% of its assets.

  Reverse Repurchase Agreements. The Portfolio may invest up to 5% of its assets in reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio and involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

  Illiquid Securities. The Portfolio may invest up to 15% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")), with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time depos-its maturing from two business days through seven calendar days, (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options on those contracts and (d) other securities that are subject to restrictions on resale that the investment adviser has deter-mined are not liquid under guidelines established by the Fund's Board of Directors; provided, however, that the Portfolio will not invest more than 5% of its assets in securities that are restricted from resale to the public until they have been registered under the 1933 Act.

 PORTFOLIO TRANSACTIONS AND TURNOVER
  All orders for transactions in securities and options on behalf of the Port-folio are placed by the investment manager with broker/dealers that the investment manager selects, including Smith Barney and other affiliated bro-kers. Brokerage will be allocated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgement of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney (or any broker-dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securi-ties being purchased or sold on a securities exchange during the same or com-parable period of time. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own accounts or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Port-folio's annual turnover rate will not exceed 100% in normal circumstances. Higher portfolio turnover rates can result in corresponding increases in bro-kerage commissions for the Portfolio. See "Financial Highlights" for the Port-folio's annual turnover rate during each year since inception.

 RISK FACTORS
  Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities. In addition, concentration of the Portfolio's assets in one or a few of the Asian Pacific countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographi-cally concentrated.

  Non-U.S. Securities. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Portfolio will invest heavily in securities denominated or quoted in cur-rencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluc-tuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are con-cerned. In addition, with respect to certain countries, there is the possibil-ity of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect invest-ments in those countries.

  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements com-parable to or as uniform as those of U.S. companies. Non-U.S. securities mar-kets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. compa-nies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Portfolio might have greater difficulty taking appropriate legal action in non-U.S. courts. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors.

  Special Risks of Asia Pacific Countries. The Portfolio invests primarily in equity securities of issuers located in Asia Pacific countries. Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese Administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

  Securities of Developing Countries. A developing country generally is consid-ered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves expo-sure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of devel-oping countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

  Year 2000. The investment management services provided to the Portfolio by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Port-folio's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Portfolio's custodian, transfer agent and accounting serv-ice agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolios services at that time.

VALUATION OF SHARES

  The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair val-ue. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valua-tion, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securi-ties are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valu-ation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from the Portfolio's net assets. Any other invest-ments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value deter-mined by the Board of Directors in good faith. This value generally is deter-mined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denomi-nated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

  Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determina-tion of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless the Manager, under the supervision of the Fund's Board of Directors, determines that the particular event would materi-ally affect net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
  The Fund declares and pays income dividends at least annually on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

  The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Portfolio intends to continue to qualify as a regulated investment com-pany under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

  Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conven-tions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Portfolio dis-tributed to shareholders.

  If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consist of stock or securities of foreign cor-porations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for for-eign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income. The Portfolio's gains and losses from the sale of securities and from certain for-eign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their pro-portionate share of the foreign income taxes paid by the Portfolio.

  In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for invest-ing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

  The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

  Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES

 GENERAL

  The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summa-ry--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Portfolio shares must be made through a brokerage account main-tained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their cus-tomers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for Class A, Class B and Class C shares and the subsequent investment require-ment for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the System-atic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiar-ies, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney and Introducing Brokers purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder, to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:

                                  SALES CHARGE
                         ------------------------------      DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 - 49,999           4.00           4.17              3.60
    50,000 - 99,999           3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000 and over            *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applica-ble to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such per-sons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such com-pany with the Portfolio by merger, acquisition of assets or otherwise; (c) pur-chases of Class A shares by any client of a newly employed Smith Barney Finan-cial Consultant (for a period up to 90 days from the commencement of the Finan-cial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employ-er, (ii) was sold to the client by the Financial Consultant and (iii) was sub-ject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregis-tered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney, which are offered with a sales charge, listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modifica-tion or discontinuance at any time with respect to all shares purchased there-after.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Port-folio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to per-mit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the dis-cretion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the same Portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her invest-ment. Assuming at the time of the redemption the net asset value had appreci-ated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege");
(b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or oth-erwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Pro-grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any ini-tial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regard-ing these Programs, investors should contact a Smith Barney Financial Consul-tant.

  Existing 401(k) Plans Investing in Class B Shares: Class B shares of the Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same con-version feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made.

 FUND NAME
  Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.

    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

  Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
    ** Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +++ Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Municipal High Income Fund

    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    * Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    + Smith Barney Exchange Reserve Fund
    ++ Smith Barney Money Funds, Inc.--Cash Portfolio

    ++ Smith Barney Money Funds, Inc.--Government Portfolio
    *** Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++ Smith Barney Municipal Money Market Fund, Inc.
    +++ Smith Barney Muni Funds--California Money Market Portfolio
    +++ Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the Portfolio.

 ** Available for exchange with Class A and Class B shares of the Portfolio. In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Portfolio.
  + Available for exchange with Class B and Class C shares of the Portfolio.

 ++ Available for exchange with Class A and Class Y shares of the Portfolio. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Portfolio.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be sub-ject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Port-folio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposi-tion of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The invest-ment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional pur-chases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfo-lio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemptions and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discon-tinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper ten-der, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney World Funds, Inc./Pacific Portfolio
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guar-antor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting doc-uments for redemptions made by corporations, executors, administrators, trust-ees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the with-drawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reduc-tions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE
  From time to time the Portfolio may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvest-ment of all income dividends and capital gain distributions on the reinvest-ment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the ini-tial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differ-ing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calcu-lating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance informa-tion may include data from Lipper Analytical Services, Inc. and other finan-cial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's Manager. The Statement of Addi-tional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER
  The Manager manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the Research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Portfolio, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the services provided by the Manager, the management agreement provides that the Portfolio will pay the Manager an annual fee calculated at the rate of 0.85% of the Portfolio's aver-age daily net assets, paid monthly. Although this fee is higher than that paid by most investment companies, the Portfolio's management has determined that it is comparable to the fee charged by other investment advisers of investment companies that have similar investment objectives and policies. Total operat-ing expenses incurred by the Portfolio for its last fiscal year were 3.37% for Class A shares, 4.24% for Class B shares and 4.44% for Class C shares.

  The management agreement further provides that all other expenses not spe-cifically assumed by the Manager under the management agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration state-ments), fees of auditors and legal counsel, costs of performing portfolio val-uations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and govern-mental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

  The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith

Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT
  The Portfolio is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney Interna-tional Incorporated. Mr. David S. Ishibashi, a Vice President of Smith Barney, and Mr. Scott Kalb, a Managing Director of Smith Barney, are responsible for the day-to-day operations of the Portfolio, making all of the investment deci-sions since October, 1996. Mr. Ishibashi joined Smith Barney in 1993 and Mr. Kalb joined Smith Barney in 1990, as members of the international equity team. Prior to joining Smith Barney, Mr. Ishibashi was responsible for Japanese equi-ties and headed the Japan desk at SG Warburg, and Mr. Kalb served as Vice Pres-ident of Equity Research at Drexel Burnham.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; pay-ments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Bar-ney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriate-ness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issu-ance of six series of shares, each representing shares in one of six separate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C and Class Y shares of the Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Addi-tional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove direc-tors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or pre-emptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  The Chase Manhattan Bank, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Portfolio's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

                      [This page intentionally left blank]

                                                                    SMITH BARNEY
                                                --------------------------------

                                                A Member of TravelersGroup  LOGO









                                                                    SMITH BARNEY
                                                               WORLD FUNDS, INC.
                                                               PACIFIC PORTFOLIO


                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 0479 2/98

PART B

SMITH BARNEY WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

STATEMENT OF ADDITIONAL INFORMATION

February 27, 1998

	Shares of Smith Barney World Funds, Inc. (the "Fund") are offered with a choice of six Portfolios:

	The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

	The International Equity Portfolio seeks a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective principally through a diversified portfolio of equity securities of established non-United States issuers.

	The Pacific Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies in the Asian Pacific Countries.

	The European Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe.

	The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-United States issuers.

	The Emerging Markets Portfolio seeks long-term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country issuers.

The Fund offers three classes of shares which may be purchased at the next-determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B and Class C shares). A fourth class of shares (the Class Y shares) is sold at net asset value and is available only to investors investing a minimum of $5,000,000 with respect to the International Equity Portfolio and $15,000,000 with respect to each of the other Portfolios. A fifth class of shares of the International Equity Portfolio (the Class Z shares) are offered only to tax-exempt retirement plans of Smith Barney Inc. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.


This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney World Funds, Inc. as well as matters already discussed in the Prospectus of the applicable Portfolio and therefore should be read in conjunction with each Prospectus dated February 27, 1998 for the International Equity Portfolio, the Global Government Bond Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, which may be obtained from the Fund or your Smith Barney Financial Consultant.


TABLE OF CONTENTS

 						Page

Directors, Advisory Director and Officers		 3
Investment Policies				5
Investment Restrictions				16
Additional Tax Information			20
IRA and Other Prototype Retirement Plans		22
Performance Information				23
Determination of Net Asset Value			27
Redemption of Shares				27
Investment Management Agreement and Other Services		27
Custodian					31
Independent Auditors				31
Voting						31
Financial Statements				35
Appendix - Ratings of Debt Obligations		A-1



DIRECTORS, ADVISORY DIRECTOR AND OFFICERS

VICTOR K. ATKINS, Director
Retired; 120 Montgomery Street, San Francisco, CA. Former President of Lips Propellers, Inc., a ship propeller repair company. Director of two investment companies associated with Smith Barney; 76.

ROBERT A. FRANKEL, Director
Managing Partner of Robert A. Frankel Managing Consultants, 102 Grand Street, Croton-on-Hudson, NY. Director of seven investment companies associated with Smith Barney. Former Vice President of The Readers Digest Association, Inc.; 70.

RAINER GREEVEN, Director
Partner of the law firm of Greeven & Ercklentz; 630 Fifth Avenue, New York, NY. Director of two investment companies associated with Smith Barney; 62.

SUSAN M. HEILBRON, Director
Attorney; Lacey & Heilbron, 3 East 54th Street, New York, NY. Prior to November 1990, Vice President and General Counsel of MacMillan, Inc. and Executive Vice President of The Trump Organization. Director of two investment companies associated with Smith Barney; 53.

*BRUCE D. SARGENT, Vice President and Director
Managing Director of Smith Barney Inc. ("Smith Barney ") and Vice
President of Mutual Management Corp. (the "Manager"), and three investment companies associated with Smith Barney; 54.

JAMES M. SHUART, Director
President, Hofstra University; 1000 Fulton Avenue, Hempstead, NY. Director of European American Bank; Director of Long Island Tourism and Convention Commission; and Director of Association of Colleges and Universities of the State of New York. Director of two investment companies associated with Smith Barney; 66.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Smith Barney; Director of forty-two investment companies associated with Smith Barney; Director and President of the Manager and Travelers Investment Adviser, Inc. ("TIA"); Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited; 64

*MAURITS E. EDERSHEIM, Chairman of the Fund and Advisory Director
Deputy Chairman of Smith Barney International Incorporated; Director and President of Amstel Hudson Management Corp. (offshore investment management); Director Esfinco NV (U.S. subsidiary of Spanish
Construction Company). Formerly Deputy Chairman and Director of Drexel Burnham Lambert Incorporated, The Drexel Burnham Lambert Group Inc., and various of their subsidiaries; 79.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney, and Senior Vice President and
Treasurer of forty-two investment companies associated with Smith
Barney; and Director and Senior Vice President of the Manager and TIA;
40

*JAMES B. CONHEADY, Vice President
Managing Director of Smith Barney. Formerly First Vice President of Drexel Burnham Lambert Incorporated; 62.

*JEFFREY RUSSELL, Vice President
Managing Director of Smith Barney. Formerly Vice President of Drexel Burnham Lambert Incorporated; 40.

*REIN VAN DER DOES, Vice President
Managing Director of Smith Barney. Formerly Managing Director of Drexel Burnham Lambert Incorporated; 58.

*SCOTT KALB, Vice President
Managing Director of Smith Barney. Formerly Vice President of Drexel Burnham Lambert Incorporated; 41

*VICTOR S. FILATOV, Vice President
Managing Director of Smith Barney, President and Director of Smith Barney Global Capital Management Inc. Formerly Vice President of J.P. Morgan Securities Inc.; 46.

*SIMON R. HILDRETH, Vice President
Senior Vice President of Smith Barney, Managing Director of Smith Barney Global Capital Management Inc. Formerly Director of Mercury Asset Management Ltd; 43.

*DENIS P. MANGAN, Vice President
Vice President of Smith Barney Global Capital Management Inc. Formerly Vice President of J.P. Morgan and Citibank; 44.

*DONALD ELEFSON, Vice President
Vice President of Smith Barney; Formerly Analyst of emerging markets at Merrill Lynch Asset Management; 38.

*DAVID S. ISHIBASHI, Vice President
Vice President of Smith Barney; Formerly Head of Japanese equities desk at SG Warburg; 42

*IRVING DAVID, Controller
Director of Smith Barney. Formerly Assistant Treasurer of First
Investment Management Company; 37.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-two investment companies associated with Smith Barney; Secretary and General Counsel of the Manager and TIA; 47.



* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a Fund officer or director.

	On February 6, 1998 the directors and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the Portfolios.

	The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.

COMPENSATION TABLE






Name of Person



Aggregate
Compensation
from the
Fund
Total
Pension
or
Retirement
Benefits
Accrued as
Part of Fund
Expenses


Compensation
from Fund
and Complex
Paid
to Directors
Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Victor Atkins
$11,94
6
0
$27,400
2

Alger B.
Chapman*
9,078
0
20,600
2

Robert A.
Frankel
11,946
0
65,900
8

Ranier Greeven
11,346
0
25,600
2

Susan M.
Heilbron
11,946
0
27,400
2

Heath B.
McLendon
    0
0
    0
42

Bruce D.
Sargent
    0
0
    0
3

James M. Shuart
11,946
0
 27,400
2

*Effective June 20, 1997, Mr. Chapman resigned from the Fund's Board of
Directors.

INVESTMENT POLICIES

	Except as described under "INVESTMENT RESTRICTIONS," the investment policies described in the Prospectuses and in this Statement of Additional Information are not fundamental and the Board of Directors may change such policies without shareholder approval.

	The Fund effects transactions with a view towards attaining each Portfolio's investment objective, and although it is not limited by a predetermined rate of portfolio turnover, it is expected that the annual turnover rate for each of the International Equity Portfolio, the Global Government Bond Portfolio, the European Portfolio, the Pacific Portfolio and the equity portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 100% in normal circumstances and that the annual turnover rate for the debt portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 200% in normal circumstances. A high portfolio turnover results in correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads that a Portfolio will bear directly, and may result in the realization of net capital gains which are taxable when distributed to shareholders. See "Investment Management Agreement and Other Services--Brokerage and Portfolio Transactions" in this Statement of Additional Information.

	Each of the following investment policies is subject to the limitations set forth under "Investment Restrictions."

Repurchase Agreements. As described in the applicable Prospectus, each Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which a Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is each Portfolio's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized primarily by the securities subject to repurchase. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the investment adviser monitors the creditworthiness of all issuers with which each Portfolio enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund does not currently intend to commit more than 5% of a Portfolio's net assets to reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by a Portfolio and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

Restricted Securities. Each Portfolio may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Each Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of each Portfolio. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no Portfolio will make loans to other persons.

Commercial Bank Obligations. For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the Portfolio. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Portfolio, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the Portfolio's total assets would be invested in such notes and other illiquid securities.

ADRs, EDRs and GDRs. Each Portfolio may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Portfolios may invest in ADRs through both sponsored and unsponsored arrangements.

Writing Covered Call Options. Each Portfolio may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the investment adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

	A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Fund believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the Portfolios will not do.

	Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Portfolio's custodian. The Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

	The premium the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability in the Portfolio's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value" in the Prospectus. The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

	Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Portfolio desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Portfolio will be able to effect such closing transactions at a favorable price. If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be a market risk with respect to the security or currency.

	Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

	Call options written by each Portfolio, other than the International Balanced Portfolio, will normally have expiration dates of less than nine months from the date written. Call options written by the International Balanced Portfolio will normally have expiration dates of less than twelve months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

	Each Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option.
 Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

	See "Additional Tax Information" for a discussion of federal income tax treatment of covered call options.

Purchasing Put Options. Each Portfolio may purchase put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

	Each Portfolio may purchase a put option on an underlying security or currency (a "protective put") owned by the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations.
 The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

	Each Portfolio may also purchase put options at a time when the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

	The premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the Portfolio's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value" in the Prospectus. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options. Each Portfolio may purchase call options. As the holder of a call option, a Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

	Each Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Portfolio's current return.

Interest Rate and Currency Futures Contracts. Each Portfolio may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Portfolio. A Portfolio's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Portfolio may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

	A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

	Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Portfolio's exposure to interest rate and currency exchange rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

	Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Fund intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

	As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

	Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

	Each Portfolio's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity Portfolio, the Pacific Portfolio, the International Balanced Portfolio and the Emerging Market Portfolio may each also enter into Futures transactions for non-hedging purposes, subject to applicable law.

	"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Portfolio with a broker in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Portfolio's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

	If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Portfolio.
 In computing daily net asset values, the Portfolio will mark to market the current value of its open Futures Contracts. Each Portfolio expects to earn interest income on its margin deposits.

Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

	At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

	Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Portfolio, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Portfolio enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other portfolio assets.

	Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Portfolio has sufficient assets to satisfy its obligations under a Futures Contract, the Portfolio segregates and commits to back the Futures Contract an amount of cash, U.S. Government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.

	Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

	See "Additional Tax Information" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract.
 If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

	As an alternative to purchasing call and put options on Futures, each Portfolio may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

	To reduce or eliminate the leverage then employed by the Portfolio or to reduce or eliminate the hedge position then currently held by the Portfolio, the Portfolio may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

	In order to assure that the Portfolios will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Portfolio enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets. The Global Government Bond Portfolio and the European Portfolio will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Forward Currency Contracts and Options on Currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

	The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

	Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each Portfolio, however, may enter into forward contracts with deposit requirements or commissions.

	A put option gives a Portfolio, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates purchasing securities.

	Each Portfolio's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market.
 There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each Portfolio intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Swap Agreements. Among the hedging transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Each Portfolio intends to use these transactions as a hedge and not as a speculative investment. Each Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

	A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the Portfolios believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the Investment Company Act of 1940 (the "1940 Act"). The Portfolios will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

	New options and Futures Contracts and various combinations thereof continue to be developed and the Portfolios may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.

	The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

INVESTMENT RESTRICTIONS

	The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the 1940 Act and Rule 18f-2 thereunder (see "Voting").

	Without the approval of a majority of its outstanding voting securities, the Global Government Bond Portfolio may not:

	1. Change its subclassification as an open-end fund; 2. Change its subclassification as a non-diversified company; 3. Invest more than 25% of its total assets in a particular industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities; 4. Purchase any securities on margin, provided that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to Investment Restriction 14. below; 5. Make short sales of securities or maintain a short position in securities unless at all times when a short position in securities is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 6. Buy or sell real estate (including real estate limited partnerships) and real estate mortgage loans, commodities or commodity contracts, or issue senior securities; however, the Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies that invest in real estate or interest therein, including real estate investment trusts, provided such securities are readily marketable and may purchase or sell currencies (including forward currency contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to Investment Restriction 14. below; 7. Invest in securities of another investment company except as permitted by Section 12(d) (1)(A) of the 1940 Act or as part of a merger, consolidation, or acquisition; 8. Have more than 15% of its total assets at any time invested in or subject to puts, calls or combinations thereof; 9. Borrow money, except from banks for temporary or emergency purposes not in excess of 33-1/3% of the value of the Portfolio's total assets. Whenever such borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. This restriction shall not prevent the Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. In the event that the asset coverage for the Portfolio's borrowings falls below 300%, the Portfolio would reduce, within three days (excluding Saturdays, Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;
10. Pledge, mortgage or hypothecate its assets other than (i) in connection with the investment strategies described in Investment Restriction 9. above, (ii) to secure letters of credit solely for purposes of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance, or (iii) in connection with short sales and collateral arrangements with respect to options and Futures Contracts including deposits of initial and variation margin; 11. Make loans, except the Portfolio may purchase debt obligations, enter into repurchase agreements and lend its securities; 12. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market; enter into repurchase agreements, or purchase time deposits or variable amount master demand notes, if any of the foregoing have a term or demand feature of more than seven days; or purchase OTC options or set aside assets to cover OTC options written by the Portfolio if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Portfolio's total assets; 13. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933 (the "1933 Act");
14. Enter into a Futures Contract or a commodity option other than for bona fide hedging purposes and, if, as a result thereof, more than 5% of the Portfolio's total assets (taken at market value at the time of entering into the contract or commodity option) would be committed to initial margin on futures contracts and premiums on commodity options all within the meaning of Regulation 4.5 of the CFTC; and 15. Invest in companies for the purpose of exercising control or management.

	In order to comply with certain state statutes and policies, the Global Government Bond Portfolio also will not, as a matter of operating policy:

	1. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in, or sponsor such programs; 2. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; 3. Purchase or retain the securities of any Fund, if those individual officers and directors of the Fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; and 4. Purchase puts, calls, straddles, spreads, and any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

	A further investment policy of the Global Government Bond Portfolio, which may be changed by action of the Fund's Board of Directors without shareholder approval, is that the Portfolio shall not invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer.

	Without the approval of a majority of its outstanding voting securities, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:

	1. Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after a particular purchase the value of the Portfolio's investments in such industry would exceed 25% of the value of its total assets; 2. (a) With respect to the International Equity Portfolio only, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer; (b) With respect to 75% of the value of the total assets of each of the European Portfolio and the Pacific Portfolio, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer (under the 1940 Act, each Portfolio may not, under any circumstance, own more than 10% of the outstanding voting securities of an issuer); (c) With respect to 50% of the value of the total assets of the International Balanced Portfolio, purchase the securities of any one issuer, if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer (under the 1940 Act, the Portfolio may not, under any circumstance, own more than 10% of the outstanding voting securities of an issuer); (d) With respect to 50% of the value of the total assets of the Emerging Markets Portfolio, purchase the securities of any one issuer, if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities; (e) with respect to the Emerging Markets Portfolio, purchase more than 10% of the outstanding voting securities of any issuer; 3. Invest in real estate or real estate mortgage loans, real estate limited partnerships, commodities or commodity contracts, or interests in oil, gas and/or mineral exploration or development programs (including mineral leases), except for purchases of currencies and futures and options and other related contracts as described in the Prospectus from time to time and except for the purchase of marketable securities issued by companies that have such interests; 4. Purchase securities of any other registered investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets; provided, however, that each of the European, Pacific, International Balanced and Emerging Markets Portfolios may also purchase shares of other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act; 5. Make investments in securities for the purpose of exercising control over or managing the issuer; 6. Make loans, except, to the extent any of such transactions may be deemed to be loans, for (a) the purchase of publicly distributed debt securities, (b) entry into repurchase agreements or (c) the lending of its securities; 7. Purchase securities of any issuer (including any predecessor) which has been in operation for less than three years if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in such securities; 8. Sell securities short, unless at all times when a short position is open the Portfolio owns an equal amount of the securities or of securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as the securities sold short; 9. Issue securities senior to its common stock or borrow money, except that the Portfolio may borrow money from banks to provide greater liquidity or to make additional portfolio investments so long as the aggregate amount borrowed does not exceed 10% of the value of the European Portfolio's total assets (including the proceeds of the borrowing) or 25% of the value of each of the International Equity Portfolio's, the Pacific Portfolio's, the International Balanced Portfolio's or the Emerging Markets Portfolio's total assets, as the case may be, (including the proceeds of the borrowing) immediately after the borrowing and so long as the Portfolio maintains asset coverage ratios specified in the 1940 Act. This restriction shall not prevent a Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. 10. Mortgage or pledge any assets except to secure borrowings permitted under the previous restriction; 11. Purchase the securities of an issuer if, at the time of such purchase, one or more of the directors or officers of the Fund or the investment adviser individually own beneficially more than 0.5% of the outstanding securities of such issuer and together such trustees, directors and officers owning more than 0.5% own beneficially more than 5% of such securities; 12. Purchase a security which is not readily marketable, which is subject to legal or contractual restrictions, including repurchase agreements and interest rate swaps having more than seven days remaining to maturity, if, as a result, more than 5% of total assets with respect to the International Equity Portfolio and more than 15% of total assets with respect to each of the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio would consist of such securities; provided that each of the Pacific, European, and International Balanced Portfolios will not invest more than 5% of its assets in securities that are restricted from sale to the public until they have been registered under the 1933 Act; or act as an underwriter, except in connection with the resale of portfolio securities; or 13. Purchase any securities on margin, provided that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and except that it may make margin deposits in connection with futures contracts.

	In order to comply with certain state statutes and policies, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:

	1. Purchase warrants if as a result the Portfolio would then have more than 5% of its net assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") will be limited to 2% of the Portfolio's net assets (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.



ADDITIONAL TAX INFORMATION


	The following is a summary of the material federal tax considerations affecting a Portfolio of the Fund. In addition to the considerations described below there may be other federal, state, local or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

General

	Each Portfolio intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that each Portfolio qualifies, so long as such qualification is in the best interest of its shareholders, each Portfolio will pay no federal income tax on its net investment income and long-term capital gain that is distributed to shareholders.

   	To so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, Futures and forward contracts) derived from its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer;
and (b) not more than 25% of the value of the Portfolio's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). The diversification requirements described above may limit the Portfolio's ability to engage in hedging transactions by writing or buying options or by entering into Futures or forward contracts.

	Foreign currency gains that are not directly related to a Portfolio's principal business of investing in stock or securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

	As a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on net investment income and net long-term capital gains distributed to shareholders if, as is intended, the Portfolio distributes at least 90% of its ordinary income and net short-term capital gains to the Portfolio's shareholders each year.

	Each Portfolio, however, will generally be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each Portfolio intends to make timely distributions of its income (including any net capital gains) in compliance with these requirements.
 As a result, it is anticipated that each Portfolio will not be subject to the excise tax.

	For federal income tax purposes, dividends declared by each Portfolio in October, November or December as of a record date in such month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.

	Gains or losses that a Portfolio recognizes upon the sale or other disposition of stock or securities will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Portfolio sells the stock or security short or acquires a put or writes a call thereon. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on stock or securities will generally be treated as gains and losses from the sale of stock or securities. If an option written for a Portfolio lapses or is terminated through a closing transaction the Portfolio may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If a Portfolio sells stock or securities pursuant to the exercise of a call option written by it, the Portfolio will add the premium received to the sale price of the stock or securities delivered in determining the amount of gain or loss on the sale. The requirement that a Portfolio derive less than 30% of its gross income from gains from the sale of stock or securities held for less than three months may limit the Portfolio's ability to acquire put options or make short sales.

	Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Portfolio denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

	Forward currency contracts, options and Futures contracts entered into by a Portfolio may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on such contracts or options or on the underlying securities. Under regulations yet to be issued, straddles may also result in the loss of the holding period of underlying property, and therefore, the Portfolio's ability to enter into forward currency contracts, options and Futures contracts may be limited by the 30% of gross income test described above.

	Certain options, Futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or contracts.

	If a Portfolio purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Portfolio itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Portfolio to its shareholders in a manner that satisfies the requirements described above. If the Portfolio were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Portfolio would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Portfolio's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Portfolio.

Distributions

	If the net asset value of shares of a Portfolio is reduced below a shareholder's cost as a result of distribution by the Portfolio, such distribution will be taxable even though it represents a return of invested capital.

Redemption of Shares

	Any gain or loss realized on the redemption or exchange of Portfolio shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.

	However, any loss realized by a shareholder upon the redemption or exchange of Portfolio shares held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Portfolio shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending
30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.

IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

   	The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income* ("AGI"). For married couples filing jointly, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1997.

Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype").
The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

PERFORMANCE INFORMATION

	From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance.
 The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote the Portfolio's total return for present shareholders that eliminates the sales charge on the initial investment. The following chart reflects the financial performance of the Portfolios through the period ended October 31, 1997 for the one, and five year periods and since inception:




Average Annual Total Returns
SEC Returns




5 Year

Since Inception

Name of Portfolio
Class
1 Year
Annualized
Cumulative
Annualized
Cumulative

International Equity1
inception: 11-22-91
A
inception: 11-7-94
B
inception:  1-4-93
C
inception:  6-16-94
Y
inception: 11-7-94
 Z

3.85%
3.42%
7.43%
9.68%
9.69%
10.55%
--
--
--
--

65.08%



  --

10.95%*
2.60%
10.83%
5.45%

4.71%

237.55%*
7.97%
64.21%
19.64%

14.73%

Global Government Bond
inception:  7-22-91
	A
inception: 11-18-94
	B
inception:  1-4-93
	C
inception:  2-19-93
	Y

3.35%
3.22%
6.75%
8.61%

7.47%
--
--
--

43.34
--
--
--

8.16%
8.76%
8.35%
8.62%

63.69%
28.15%
47.27%
47.45%

International Balanced
inception:  8-25-94
	A
inception: 11-7-94
	B
inception:  8-25-94
	C
inception:  2-7-96
	Y

(6.62)%
(7.27)%
(3.42)%
(1.28)%

--
--
--
--

--
--
--
--

4.41%
4.58%
5.29%
3.88%

14.74%
14.31%
17.84%
6.82%

Pacific
inception:  2-7-94
A
inception: 11-7-94
B
inception:  2-11-94
C

(21.08)%
(21.70)%
(18.56)%

--
--
--

--
--
--

(11.17)%
(14.21)%
(10.68)%

(35.71)%
(36.69)%
(34.32)%

European
inception:  2-7-94
A
inception: 11-7-94
B
inception:  2-14-94
C

7.22%
7.08%
11.06%

--
--
--

--
--
--

11.34%
14.36%
12.23%

49.31%
49.22%
53.45%

Emerging Markets
inception:  5-12-95
	A
inception:  5-12-95
	B
inception:  5-12-95
	C


(2.12)%
(2.82)%
1.26%


--
--
--

--
--
--

(0.58)%
(0.51)%
0.74%


(1.43)%
(1.25)%
1.83%



	The International Equity Portfolio's performance record includes the performance of the Fenimore International Fund through November 22, 1991. The shareholders of the Fenimore International Fund approved a reorganization with the Portfolio at their October 31, 1991 shareholder's meeting. As a result, all shares of the Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the Portfolio. Prior to November 22, 1991 the Portfolio had not made an offering of its shares.

* These numbers represent the financial performance for the ten-year period ended October 31, 1997.

	Note that, prior to November 7, 1994, (i) with respect to each Portfolio, Class C shares were designated as Class B shares; and (ii) with respect to Global Government Bond Portfolio, Class Y shares were designated as Class C shares. Note further, that effective October 3, 1994, with respect to the International Equity, International Balanced, European and Pacific Portfolios, Class C shares of each such Portfolio were reclassified as additional Class A shares.

	The Global Government Bond Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and analyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the portfolio; income on short-term obligations is based on current payment rate.

	The Fund calculates current dividend return for each Portfolio by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Fund may include the Portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

	Each Portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Portfolio's current dividend return to yields published for other investment companies and other investment vehicles. Current dividend return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies.
 For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of the Portfolio changes in response to fluctuations in market conditions, interest rates and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.

	A Portfolio may from time to time compare its investment results with the following:

	(1) Various Salomon Smith Barney World Bond Indices and J.P. Morgan Global Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

	(2) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed-rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's
Investors Service ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

	(3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

	(4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

	(5) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

	(6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

	(7) Standard & Poor's 500 Index ("S&P 500") which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

	(8) Salomon Smith Barney Broad Investment Grade Bond Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

	(9) Dow Jones Industrial Average which is a price-weighted average of 30 actively traded stocks of highly reputable companies prepared by Dow Jones & Co.

	(10) Financial News Composite Index.

	(11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital
International Europe, Australia, Far East Index ("EAFE
Index"). The EAFE Index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

	(12) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

	(13) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

   	Indices prepared by the research departments of such financial organizations as Salomon Smith Barney, Inc., Merrill Lynch, Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.




DETERMINATION OF NET ASSET VALUE

	The net asset value of each Portfolio's shares will be determined on any day that the NYSE is open. The NYSE is closed for the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTION OF SHARES

	In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net
Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

	The Management Agreement for the Global Government Bond Portfolio provides for an annual fee calculated at the rate of 0.75% of the Portfolio's average daily net assets, paid monthly; each of the Management Agreements for the International Equity Portfolio, the
Pacific Portfolio, the European Portfolio and the International Balanced Portfolio provides for an annual fee calculated at the rate of 0.85% of the Portfolio's average daily net assets, paid monthly; and the Management Agreement for the Emerging Markets Portfolio provides for an annual fee calculated at the rate of 1.00% of the Portfolio's average daily net assets, paid monthly.

	For the fiscal years 1995, 1996 and 1997 the management fees for each Portfolio were as follows:

Portfolio

1995
1996
1997

International Equity
$8,452,273
$10,047,384
$11,766,569

Global Government
Bond
901,693
1,150,340
l,123,627

European
202,500
314,805
390,268

Pacific
74,052
82,839
79,628

International
Balanced
213,800
274,278
471,084

Emerging Markets
69,254
227,869
380,979


For the year ended October 31, 1995, the manager waived $8,684, $74,052, $87,233 and $64,107 of management fees for European, Pacific, International Balanced and Emerging Markets Portfolios, respectively, and agreed to reimburse the Pacific Portfolio for expenses in the amount of $30,862.

	Each Management Agreement further provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis of the relative net assets. Mutual Management Corp., the investment manager of the Fund, also acts as investment adviser to numerous other open-end investment companies. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

Distributor

	For the year ended October 31, 1997, the table below represents the fees which have been accrued and/or paid to Smith Barney under the Plans of Distribution pursuant to Rule 12b-1 for the Fund's Portfolios. The distribution expenses for 1997 included compensation of financial consultants and printing costs of prospectuses and marketing materials.

	Pursuant to a Plan of Distribution adopted by the Fund on behalf of each Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney incurs the expenses of distributing the Fund's Class A, Class B and Class C shares. See "Management of the Fund--Distributor" in the Prospectus.



Portfolio

Class A
Class B
Class C
Total

International
Equity

$1,282,917
$2,375,547
$2,261,441
$5,919,905

Global Government
Bond
249,862
169,569
25,078
444,509

European
32,501
302,094
27,521
362,116

Pacific
9,943
37,798
16,217
63,958

International
Balanced
34,903
56,286
42,281
133,470

Emerging Markets
37,470
189,861
41,594
268,925


	During the fiscal years 1995, 1996 and 1997 aggregate sales commissions of $1,929,000, $1,438,000, and $1,613,000, respectively, were paid to Smith Barney by the purchasers of Fund shares. A contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class C shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares, for each of the Fund's Portfolios except the Global Government Bond Portfolio, the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of the Global Government Bond Portfolio the maximum CDSC is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1.00% is imposed on redemptions of Class A shares that were purchased without an initial sales charge but subject to a CDSC if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the Fund shares.

Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Smith Barney are distribution expenses within the meaning of the Plan and may be paid from amounts received by Smith Barney from the Fund under the Plan.

Brokerage and Portfolio Transactions

	The Manager is responsible for allocating the Fund's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney . No Portfolio will deal with Smith Barney in any transaction in which Smith Barney acts as principal.

	The Fund attempts to obtain the most favorable execution of each portfolio transaction in the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, that is, the best combination of net price and prompt reliable execution. In the opinion of the Manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Fund takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

	Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the Manager's expenses in a determinable amount. These various services may, however, be useful to the Manager or Smith Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Fund.

	The Board of Directors of the Fund has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

	In placing orders for the Global Government Bond Portfolio's transactions, the Manager seeks to obtain the best net results. The Manager has no agreement or commitment to place orders with any broker-dealer. Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without stated commission, although the price of the security usually includes a profit to the dealer. United States and foreign government securities and money market instruments are generally traded in the OTC markets. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on Futures, currency and options transactions purchased on behalf of the Portfolio. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets.

   	Shown below are the total brokerage fees paid by the Fund on behalf of the International Equity Portfolio, European Portfolio, Pacific Portfolio, International Balanced Portfolio and the Emerging Markets Portfolio during 1995, 1996 and 1997. Also shown is the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1997, the total amount of commissionable transactions was $1,215,395,099 of which $14,300,215 (1%) was directed to Smith
Barney and executed by unaffiliated brokers and $1,201,094,884 (99%) of which was directed to other brokers.





Commissions


For Execution Only



 Total
 To Smith Barney
 To Others

1995

	$2,907,454
	$38,786*	(1.33%)
	$2,868,668	(98.67%)

1996

	3,971,236
	31,857*		(.80%)
	3,939,379	(99.20%)

1997

3,310,496
 52,098*     (1.57%)
  3,258,398    (98.43%)


_________________
* Directed to Smith Barney and executed by unaffiliated brokers.


CUSTODIAN

	Portfolio securities and cash owned by the Fund are held in the custody of The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditors to examine and report on the financial statements and financial highlights of the Fund for its fiscal year ending October 31, 1998.

VOTING

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. The Fund will assist shareholders in calling such a meeting as required by the Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

	As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or
(b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy.

	The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a Portfolio of the Fund as of February 6, 1998.


Global Government Bond Portfolio

Class A

Srs. of Providence Community
Support Trust - Intl Inv
Generalate - Finance Office
Owens Hall
St Mary of the W IN 47876-1096
owned 500,318,344(6.5778%) shares

Class C

Richard J. Horbal & Linda
Horbal TTEES FBO Richard J. Horbal
MD PC EMP. Retirement
Plan UAD 12/01/82
4196 Old Pine Trail
Midland, MI 48642-8892
owned 39,524.368 (15.2563%) shares

Class Y

Smith Barney Concert Series, Inc.
Balanced Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
owned 1,747,519.597 (71.6142%) shares

Smith Barney Concert Series, Inc.
Conservative Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
owned 451,650.086 (18.5088%) shares

Smith Barney Concert Series, Inc
Select Balanced Portfolio PNC Bank
Attn:  Beverly Timpson
200 Steven Drive Suite 440
Lester, PA 19113-1522
owned 195,285.214 (8.0028) shares




International Balanced Portfolio

Class C

NR Ernest H Lorch
200 East End Avenue
New York, NY 10128-7831
owned 14,569.774 (5.9117%) shares

Class Y

Smith Barney Concert Series, Inc.
Balanced Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
owned 3,033,105.860 (78.9382%) shares

Smith Barney Concert Series, Inc.
Conservative Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
owned 416,763.846 (10.8465%) shares

Smith Barney Concert Series, Inc.
Select Balanced Portfolio PNC Bank
Attn:  Beverly Timson
200 Steven Drive
Suite 440
Lester, PA 19113-1522
owned 351,002.485 (9.1350) shares

International Equity Portfolio

Class Y

Smith Barney Concert Series, Inc.
High Growth Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19133-1522
owned 5,275,866.243 (31.8316) shares



Smith Barney Concert Series, Inc.
Growth Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
owned 3,398,089.846 (20.5021) shares

Wachovia Bank of North Carolina, NA
Successor Trustee U/A DRD 7-1-95
 For USAA Savings & Investment Plan
Attn:  Mutual Funds
301 North Main Street- MC: NC-31051
Winston-Salem, NC 27150
owned 2,380,027.838 (14.3597%) shares

Wachovia Bank of North Carolina, NA
USAA Retirement Trust
Smith Barney Internat'l Equity
Attn:  Mutual Funds Mc: NC-31051
301 North Main Street
Winston-Salem, NC 27150
owned 2,061,044.665 (12.4351) shares

Class Z

Citibank N A TTEE
Travelers Group Master Trust
Smith Barney 401K Savings Plan
111 Wall Street - 20th Floor
Attn:  N. Kronenberg
New York, NY 10043
owned 6,170,398.219 (99.9928) shares

Pacific Portfolio

Class A

Phil D. Pitchford
87 Aspen Way
Rolling Hills EST CA 90274-3429
owned 38,472.812 (12.0999) shares





Clyde Pitchford TTEE
FBO The Miller Survivor's
Trust U/A/D 9/8/75
595 Market Street Suite 1470
San Francisco, CA 94105-2821
owned 17,359.820 (5.4597) shares

Michael F. Konak
Holanda 337, D-805
Santiago, Chile
owned 16,920.056 (5.3214) shares




FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Fund's 1997 Annual Report to Shareholders, copies of which are furnished with this Statement of Additional
Information.



Page(s) in
Annual Report
(Global
Government Bond,
International
Balanced and
International
Equity
Portfolios)

Page(s) in
Annual
Report
(Emerging
Markets,
European and
Pacific
Portfolios)


5,11,15
6,12,18


Average Annual Total Return


Line Graph Showing Growth of
   $10,000 Investment

6,12,16

7,13,19



Statements of Assets and
Liabilities
31
32



Statements of Operations
32
33



Statement of Changes in Net Assets
33-34
34-35



Notes to Financial Statements
35-43
36-41



Financial Highlights
44-56
42-50



Independent Auditor's Report
57
51





APPENDIX - RATINGS OF DEBT OBLIGATIONS


BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
 Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group ("Standard & Poors")

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

		A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.









g:\funds\sbwf\1998\secdocs\sai98.doc	34



g:\funds\sbwf\1997\secdocs\sai.doc	A-3







Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective
Amendment to
the Registration Statement.

PART C Other Information

Item 24.	Financial Statements and Exhibits

(a) Financial Statements

Included in Part A

Financial Highlights

Included in Part B

The Registrant's Annual Report for the fiscal year ended
October 31, 1997 and Report of the Independent Accountants is incorporated by reference to the filing of such reports pursuant to Rule 30b2-1 under the Investment Company Act of 1940 as filed with the Securities and Exchange Commission on January 9, 1998
Accession No.0000091155-98-000018

   (b)		Exhibits

(1)(a)	Articles of Incorporation (1)
(b)	Articles Supplementary to Articles of Incorporation for
	International Equity Portfolio (2)
(c)	Articles of Amendment to the Articles of Incorporation
	for the Fund dated November 10, 1992 (3)
(d)	Articles Supplementary to Articles of Incorporation for
	the Fund dated December 8, 1992 (3)
(e)	Articles Supplementary to Articles of Incorporation for
	Pacific Portfolio and European Portfolio(10)
(f)	Articles Supplementary to Articles of Incorporation for
	International Balanced Portfolio (11)
(g)	Form of Articles Supplementary to Articles of
	Incorporation for Emerging Markets Portfolio(12)
(h)	Articles of Amendment to the Articles of Incorporation
	for the Fund dated June 4, 1991(13)
(i)	Articles Supplementary to Articles of Incorporation for
	the Fund dated July 13, 1994 (13)
(j)	Articles of Amendment to Articles of Incorporation for
	the Fund dated November 3, 1994(13)
(k)	Articles of Amendment to Articles of Incorporation for
	the Fund dated November 3, 1994(13)
(l)	Articles Supplementary to Articles of Incorporation for
	the Fund dated November 3, 1994(13)
(m)	Articles Supplementary to Articles of Incorporation for
	Emerging Markets Portfolio dated November 10, 1994(13)

(2)	Bylaws (4)
(3)	None
(4)	Form of Stock Certificates for the International
	Equity Portfolio, the Global Government Bond
	Portfolio, the Pacific Portfolio and the European
	Portfolio (9)

(5)	Form of Management Agreement
	(a)	--Global Government Bond Portfolio (16)
	(b)	--International Equity Portfolio (16)
	(c)	--Pacific Portfolio (16)
	(d)	--European Portfolio (16)
	(e)	--International Balanced Portfolio (16)
	(f)	--Emerging Markets Portfolio (16)
	(g)	Form of Subadvisory Agreements(16)
(6)	(i)	Form of Distribution Agreement (16)
	(ii)	Form of Selling Group Agreement (6)
(7)	Not applicable
(8)	(i)	Form of Custodian Agreement (15)
	(ii)	Form of Transfer Agency Agreement  (16)
(9)	Not applicable
(10)	Opinion and Consent of Counsel (6)
(11)	(i)	Auditor's Report (See the Annual Report to Shareholders
		which is incorporated by reference in the Statement of
		Additional Information)
	(ii)	Auditors' Consent (*)
(12)	Not applicable
(13)	Form of Subscription Agreement (4)
(14)	IRA Agreement (6)
(15)	Amended Plan of Distribution Pursuant to Rule 12b-1
		(a) Global Government Bond Portfolio (16)
		(b) International Equity Portfolio (16)
		(c) Pacific Portfolio (16)
		(d) European Portfolio (16)
		(e) International Balanced Portfolio (16)
		(f) Emerging Markets Portfolio(16)
(16)		Schedule of Performance Quotations (8)
(17)		Financial Data Schedule (*)
(18)		Rule 18f-3 Plan (14)
	(1) Incorporated by reference to to the Fund's Registration Statement on Form N-1A filed on March 26, 1991.

	(2) Incorporated by reference to Post-Effective Amendment
	No. 2 to the Fund's Registration Statement on Form N-1A filed on September 24, 1991.

	(3) Incorporated by reference to Post-Effective Amendment
	No. 6 to the Fund's Registration Statement on Form N-1A filed on December 21, 1992.

	(4) Incorporated by reference to Pre-Effective Amendment
	No. 1 to the Fund's Registration Statement on Form N-1A filed on May 27, 1991.

	(5) Intentionally left blank.

	(6) Incorporated by reference to Pre-Effective Amendment
	No. 2 to the Fund's Registration Statement on Form N-1A filed on June 14, 1991.

	(7) Intentionally left blank.

	(8) Incorporated by reference to Post-Effective Amendment
	No. 3 to the Fund's Registration Statement on Form N-1A filed on January 17, 1992.

	(9) Incorporated by reference to Post-Effective Amendment
	No. 8 to the Fund's Registration Statement on Form N-1A filed on November 5, 1993.

	(10) Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A filed on January 4, 1994.

	(11) Incorporated by reference to Post-Effective Amendment
	No. 12 to the Fund's Registration Statement on Form N-1A filed on July 27, 1994.

	(12) Incorporated by reference to Post-Effective Amendment
	No. 14 to the Fund's Registration Statement on Form N-1A filed on October 31, 1994.

	(13) Incorporated by reference to Post-Effective Amendment
	No. 15 to the Fund's Registration Statement on Form N-1A filed on February 28, 1995.

	(14) Incorporated by reference to Post-Effective Amendment
	No. 17 to the Fund's Registration Statement on Form N-1A filed on February 28, 1996.

	(15) Incorporated by reference to Post-Effective Amendment
	No. 18 to the Fund's Registration Statement on Form N-1A filed on December 27, 1996.

	(16) Incorporated by reference to Post-Effective Amendment
	No. 19 to the Fund's Registration Statement on Form N-1A filed on February 21, 1997.

	* Filed herewith.

Item 25.	Persons Controlled by or under Common
		 Control with Registrant

		None.

Item 26.	Number of Holders of Securities
		Number of Record holders
Title of Class		On    February 6, 1998

Global Government Bond Portfolio	     8,569
International Equity Portfolio		   76,359
Pacific Portfolio				     1,031
European Portfolio			     5,323
International Balanced Portfolio		     1,857
Emerging Markets Portfolio		     4,987

Item 27.	Indemnification

Reference is made to Article IX, of Registrant's Articles of Incorporation for a complete statement of its terms.

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Mutual Management Corp.
(Registrant's Adviser) and affiliated investment companies.

Item 28.	Business and other Connections of Investment Adviser

See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreement" included in Part
B (Statement of Additional Information) of this Registration Statement.

Information as to the Directors and Officers of Mutual Management
Corp.
is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.


Item 29.	Principal Underwriters

(a) Smith Barney Inc. ("Smith Barney ") acts as principal underwriter for Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.


 	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule
A of Form BD filed by Smith Barney pursuant to the Securities Exchange
Act of
1934 (SEC File No. 8-8177)

	 (c) Not applicable



Item 30.	Location of Accounts and Records

	The Chase Manhattan Bank of New York,
	 Chase Metrotech Center, Brooklyn, New York 11245,
	and First Data Investor Services Group, Inc.,
	Exchange Place Boston, Massachusetts 02109, will
	maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31(a).
	All other records required by Section 31 (a) are maintained at the offices of the Registrant at 388 Greenwich Street, New
	York, New York 10013 (and   preserved for the period
	specified by Rule 31a-2).



Item 31.	 Management Services

		 Not applicable

Item 32.	 Undertakings

		(a) Not applicable

		(b) Not applicable

		(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of
the requirements for effectiveness of this Post-Effective Amendment to the
Registration Statement pursuant to Rule 485   (b)     under the
Securities Act
of 1933 and has duly caused this Post-Effective Amendment to its
Registration
Statement to be signed on its behalf by the undersigned, and where applicable,
the true and lawful attorney-in-fact, thereto duly authorized, in the City of
New York and State of New York on the     25th day of February,
1998.

			SMITH BARNEY WORLD FUNDS, INC.

			BY /s/ Heath B. McLendon
			   Heath B. McLendon,
			    Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title					Date


/s/ Heath B. McLendon	Director, and
(Heath B. McLendon)	Chief Executive Officer
   2/25/98



Victor Atkins*       	Director
(Victor Atkins)


Robert Frankel*         	Director
(Robert Frankel)

Rainer Greeven*         	Director
(Rainer Greeven)


Susan M. Heilbron *	Director
(Susan M. Heibron)


Bruce D. Sargent*  	Director
(Bruce D. Sargent)


James M. Shuart*   	Director
(James M. Shuart)


/s/ Lewis E. Daidone	Treasurer (Principal Financial
	R>2/25/98
(Lewis E. Daidone)	Officer)and Principal Accounting
			Officer


*By:/s/ Christina T. Sydor
	   2/25/98
(Christina T. Sydor)
Pursuant to Power of Attorney

   EXHIBIT INDEX


Exhibit No.	Exhibit	Page Number

11(ii)		Auditor's Consent
17		Financial Data Schedule